Gregory J. Schmitt (214) 855-4035 gschmitt@jenkens.com	Jenkens & Gilchrist A PROFESSIONAL CORPORATION 1445 ROSS AVENUE SUITE 3700 DALLAS, TEXAS 75202 (214) 855-4500 FACSIMILE (214) 855-4300 www.jenkens.com	AUSTIN, TEXAS (512) 499-3800 CHICAGO, ILLINOIS (312) 425-3900 HOUSTON, TEXAS (713) 951-3300 LOS ANGELES, CALIFORNIA (310) 820-8800 SAN ANTONIO, TEXAS (210) 246-5000 WASHINGTON, D.C. (202) 326-1500

April 18, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Re:	Shanghai Century Acquisition Corporation
Registration Statement on Form F-1
Filed December 12, 2005
File No. 333-130260

Ladies and Gentlemen:

On behalf of Shanghai Century Acquisition Corporation, a corporation organized under the laws of the Cayman Islands (the “Company” or “Shanghai”), we hereby file through EDGAR with the Securities and Exchange Commission (the “Commission”) a complete copy of Amendment No. 3 to the Registration Statement on Form F-1 of Shanghai (the “Amended F-1”), including exhibits.

The Amended F-1 incorporates changes responsive to the comments set forth in the Commission’s letters to Mr. Franklin D. Chu, dated April 6, 2006, April 11, 2006 and April 14, 2006, respectively. For your convenience, we have repeated each comment prior to the response. All references to page numbers in our discussion below each heading are to the pages in the Amended F-1. The references to page numbers in the headings are to the amended Registration Statement on Form F-1 to which the comment relates.

Summary

1.	Please briefly elaborate upon the contractual arrangements that you mention in this section that are designed to secure the economic benefits (and costs) similar to full ownership, as you more fully describe on page 40.

We have included such disclosure in the Summary.

Jenkens & Gilchrist

A PROFESSIONAL CORPORATION

Securities and Exchange Commission

April 18, 2006

Risk Factors, page 11

2.	Please add a risk factor addressing the risks to both the company and investors by the possibility that the contractual arrangements discussed on page 40 are not effective.

We have added a risk factor to address the risks to both the Company and investors by the possibility that the contractual arrangements discussed are not effective.

Use of Proceeds, page 27

3.	We note the disclosure added in response to comment 15 from our letter of January 20, 2006 that “as of December 31, 2005, management has incurred approximately $22,000 in reimbursable expenses.” We also note the disclosure relating to your responses to comments 3 and 4 from the same letter that “there has been no diligence, discussions, negotiations and/or other similar activities undertaken, directly or indirectly, by us, our affiliates or representatives, or by any third party, with respect to a business combination transaction with us.” Please disclose in detail the $22,000 in reimbursable expenses expended by your management. We note that “identifying potential target businesses and performing due diligence on suitable business combinations” are the only activities currently disclosed in your registration statement as being reimbursable to your management. We may have further comment.

The disclosure in footnote one of the Use of Proceeds section of the Amended F-1 has been revised to note that the $22,000 in reimbursable expenses expended by the Company’s management is for the reimbursement of out-of-pocket expenses related to this offering. We supplementally advise the Staff that the disclosure in those portions of the Amended F-1 referring to what activities are reimbursable to the Company’s management have been revised to include the pre-offering expenses incurred by management that are reimbursable, in addition to those activities already disclosed.

Management’s Discussion and Financial Analysis, page 33

4.	We note your response to comment 20 from our letter of January 20, 2006 that expenses associated with structuring, negotiating and consummating a business combination may be paid from the funds held in trust. Please disclose how the funds to be held in trust may be used to pay for such activities.

We have added such disclosure to the Amended F-1.

Jenkens & Gilchrist

A PROFESSIONAL CORPORATION

Securities and Exchange Commission

April 18, 2006

Report of Independent Registered Public Accounting Firm, page F-2

5.	The report date, February 15, 2005, precedes the balance sheet date. Please revise to include an appropriately dated report.

The report date has been revised to correct a typographical error.

Note 3—Proposed Offering, page F-8

6.	Explain to us why management believes the Shanghai Stock Exchange Composite Index is a reasonable basis for an estimate of the company’s expected volatility. Provide us with relevant information about the index that supports your view, including information such as the name of companies included in the index, their industries, and their market capitalizations. Explain to us why a period of 90 days was used rather than a period equal in length to the expected term of the instrument. [From letter of April 6, 2006]

1.	We note your response to prior comment 6. Paragraph A18 through A48 of SFAS 123R provide useful guidance for selecting assumptions for use in an option-pricing model. Paragraph A45 through A48 discuss the use of an appropriate industry section index for expected volatility. Paragraph A46 states, “An appropriate industry section index is one that is representative of the industry sector in which the nonpublic entity operates and that also reflects, if possible, the size of the entity… However, in no circumstances shall a nonpublic entity use a broad-based market index like the S&P 500, Russell 3000, or Dow Jones Wilshire 5000 because those indices are sufficiently diversified as to be not representative of the industry section, or sectors, in which the nonpublic entity operates.” Please explain to us why you believe the Shanghai Stock Exchange Composite Index is representative of the industry sector or size of your company and planned future operations. Explain why you believe the use of a highly diversified index that includes companies with market capitalizations over one billion dollars is reasonable and appropriate given this guidance in SFAS 123R.

Paragraph A48 of SFAS 123R states, “The calculation of the historical volatility of an appropriate industry sector index should be made using the daily historical closing values of the index selected for the period of time prior to the grant date (or service inception date) of the equity share option or similar instrument that is equal in length to the expected term of the equity share option or similar instrument.” It appears the use of a 90-day period would omit useful and relevant events influencing the volatility of the Index companies. Please revise accordingly. [From letter of April 11, 2006]

1.	We have reviewed your supplemental response to our prior comment 6 regarding the use of a basket of 447 companies constructed from the SSEC Index to provide an estimate of

Jenkens & Gilchrist

A PROFESSIONAL CORPORATION

Securities and Exchange Commission

April 18, 2006

the company’s expected volatility. Please explain why many of these companies list “N/A” rather than their sector of operations and why it is useful to include such constituents in the calculations. Also, please explain why the basket includes only companies that have been trading at least five years. [From letter of April 11, 2006]

We supplementally advise the Staff that the Company has revised the index of companies used to estimate the expected volatility of the Company. The Company has used an index of 447 companies drawn from the Shanghai Stock Exchange Composite Index (“SSEC”), that have been trading for at least five years and that had market capitalizations of less than $400 million (see attachment) . Given that the Company has not identified a target industry, the Company believes that the use of this constructed index using market capitalization as a screening variable, represents a meaningful statistical measure of the overall market performance over time that is relevant to the Company. It is combined in a more standardized way and is a more useful tool, in the Company’s opinion, for measuring and tracking price level changes to an entire sector.

The Company chose to construct an index from companies listed on the SSEC as the Company expects that it will manage its major and strategic operations in China and expects to be highly influenced by the same factors that influence performances and stock prices of companies listed on the SSEC. The Company believes that this index constructed from the SSEC represents the most relevant and complete index in this case as it counts 447 constituents operating in various industries and sectors and with market capitalizations that relate in size to the Company. The Company believes that, while there are some Chinese companies based and operating in China listed on US stock exchanges they tend to have large capitalizations and do not represent a sample as comparable to the Company as one that could be constructed from companies listed on the SSEC.

The attachment has been updated to include the sector of operations for all companies included.

The Company supplementally advises the Staff that it has revised its calculations to use a period of five years, which is equal to the expected length of the instrument, and included only those companies that had a trading history of five years or more. The Company believes that it the use of companies with five year histories is appropriate given the five year length of the instrument in question. The Company supplementallly advises the Staff that it calculated the volatility of an index of all companies on the SSEC that met the size criteria, regardless of

Jenkens & Gilchrist

A PROFESSIONAL CORPORATION

Securities and Exchange Commission

April 18, 2006

whether they had a five year trading history, and the volatility was 35.2812%. This was not appreciably different than the volatility used in the Company’s calculations of 33.779%. The Company and the underwriters believe that the estimated fair value of the UPO using the assumptions that are set forth in the Amended F-1 represents the fair value of the compensation for the services provided by the underwriters.

Signature Page

7.	Provide for and identify the signature of the company’s principal accounting officer, in addition to its principal executive officer and principal financial officers.

The Company has provided the identity and signature of the Company’s principal accounting officer.

If any members of the Staff have any questions concerning the enclosed materials or desire further information or clarification in connection therewith, he or she should contact the undersigned at (214) 855-4305.

Very truly yours,

/s/ Gregory J. Schmitt

Gregory J. Schmitt

GJS:jam

Enclosures

RIC	Name	Sector	Last close in USD	Market cap in USD	5 yrs volatility	Average 5 Yrs Volatility
600677.SS	Aerospace Communications Holdings Co Ltd	Major Business: Producing, Selling Textile Products, Material, Textile Machinery Equipment and Accessories, Import & Export Trade, Investment, Real Estate Operation, Developing Processing and Compensation Trades	0.553445605	$180,518,656.87	0.344384814	34.37428%
600318.SS	Anhui Chaodong Cement Co Ltd	Manufacture and Sale of Cement and Cement Products, New Building Materials Equipment Manufacturing and Installation, Technological Service, etc.	0.550946979	$110,189,395.83	0.473084416
600199.SS	Anhui Golden Cattle Co Ltd	Scalper raising,feedstuff,beef,leather and leather products,biochemical products,biochemical medicine,butterine and refined edible oil,package materials, beverage and spirits	0.276098146	$95,640,397.78	0.348925897
600761.SS	Anhui Heli Co Ltd	Manufactrue and sell fork truck,crane,project machine and accessaries	1.068162511	$327,877,264.80	0.29387294
600218.SS	Anhui Quanchai Engine Co Ltd	Development, Producing and Sale of Internal Combustion Engine, Tractor, Agricultural Vehicles, Engineering Machinery, Reaping Machine and Parts.	0.304832342	$86,389,485.78	0.395608544
600237.SS	Anhui Tongfeng Electronics Co Ltd	Research, Development, Producing and Sale of Electric Film, Moralizing Film, Ac-dc Capacitor and Other Electronic Materials.	0.52096347	$104,192,694.02	0.319566447
600063.SS	Anhui Wanwei Updated High-Tech Material Industry Co Ltd	All kinds of polyvinyl alcohol products and environmental protection cement	0.449752636	$113,742,441.66	0.287120637
600255.SS	Anhui Xinke New Materials Co Ltd	Development, Producing and Sale of Composite Materials Product, Metal Materials, Special Cable and so on	1.156863725	$109,902,053.87	0.316987207
600865.SS	Baida Group Co Ltd (Hangzhou)	Wholesale and Retail Sale, Recreational Service, Import and Export, Property Sale	0.897006646	$241,928,361.60	0.25493981
600191.SS	Baotou Huazi Industry Co Ltd	Sugar, Liquor Manufacturing, Electronic Parts and Components Manufacturing, etc.	0.569686672	$172,662,060.87	0.376962121
600091.SS	Baotou Tomorrow Technology Co Ltd	#N/A	0.548448353	$184,567,130.58	0.266005398
600386.SS	Beijing Bashi Co Ltd	Bus Transportation, Car Rental, Car Repair, Development on IC and Consultation Service, Product Sale, Machinery Equipments, Computer and Equipments, Vehicles, Car Insurance Agency Service, Advertising Service, Dining Service, Employee Training.	0.408525311	$164,717,405.43	0.320535777
600658.SS	Beijing C&W Technology Co Ltd	#N/A	0.424766378	$70,945,804.11	0.385197313
600258.SS	Beijing Capital Tourism Co Ltd	Tourist Service; Operation and Management of Hotel; Development and Sale of Tourist Products; Undertaking the Exhibition Activities; Car Rental Design, Making, Agency, and Issuance Advertisement	1.090650142	$252,376,442.96	0.3498533
600062.SS	Beijing Double-Crane Pharmaceutical Co Ltd	Manufacture of Raw Medicine Materials, Injection, Tablet, Capsule, Pellet, Pharmacy Machinery Equipment; Sell the Company Self-made Products, Machinery Electric Appliance Equipment, Medical Appliances, Health Food; Tech. Dev., Tech.	0.650892009	$287,092,648.67	0.485669132
600376.SS	Beijing Tianhong Baoye Real Estate Co Ltd	Real Estate Development, Commercial Building Sales, Building Materials, Chemical Materials, Furniture, Textile Products, General Merchandise, etc.	0.718354905	$124,419,069.51	0.374685182
600657.SS	Beijing Tianqiao Beida Jade Bird Sci-Tech Co Ltd	#N/A	0.302333716	$92,040,153.20	0.391117215
600161.SS	Beijing Tiantan Biological Products Co Ltd	Research, Development, Manufacture and Sale of Biological Products and External Diagnostic Reagent	0.961970916	$313,121,533.16	0.403444307
600861.SS	Beijing Urban & Rural Trading Center Co Ltd	Wholesale and Retail Sale of General Merchandise, Dining Service, Storage Business, Household Appliances Repair, Public culture Business, Import and Export, Developing Processing and Compensation Trades, Forwarding and Exchange Business, etc.	0.58592774	$237,733,703.56	0.239982579
600246.SS	Beijing Vantone Pioneer Real Estate Co Ltd	Development, Processing and Sale of Agricultural By-product and Vegetable Oil Products; Development of Real Estate; Sale of Buildings; Construction and Management of Parking Lots	1.240567688	$114,132,227.27	0.456070143
600055.SS	Beijing Wandong Medical Equipment Co Ltd	Medical Materials and Equipments Manufacturing, etc.	0.570935985	$82,386,062.67	0.330163588
600723.SS	Beijing Xidan Market Co Ltd	Trade of General Merchandise, Knitting Textile Products, Ironware, Machines, Electrical Appliance, etc.	0.459747139	$188,366,695.80	0.297288179
600166.SS	Beiqi Futian Vehicle Co Ltd	#N/A	0.480985458	$219,665,577.68	0.377716276
600860.SS	Beiren Printing Machinery Holdings Ltd	The Group engages in development, designing, manufacturing and sales of printing machines, packing machines and their machinery components and trading of pressing machines.	0.419769127	$160,565,021.97	0.34499874
600705.SS	Beiya Industrial (Group) Co Ltd	#N/A	0.19989006	$195,833,523.56	0.358166067
600289.SS	Bright Oceans Inter-Telecom Corp	#N/A	1.31552646	$278,602,193.79	0.326732119
600149.SS	C&T Technology Development Co Ltd	Design, Manufacture and Sale of Variety of Mill Roll; Producing and Sale of Large-sized Casting & Forging; Design and Manufacture of Machine and Accessories; Producing and Sale of Billet and Steel Ingot and so on.	0.386037679	$117,988,556.29	0.345456961
600398.SS	Canal Scientific And Technological Co Ltd	#N/A	0.554694918	$131,273,452.47	0.359719468
600722.SS	Cangzhou Chemical Industry Co Ltd	Chemical industry materials (not include danger materials), plastic products, architecture materials wholesale and retail	0.344810354	$145,309,979.51	0.370945727
600706.SS	Chang An Information Industry (Group) Co Ltd	Computer Hardware and Software, System, Communication and Electronic Products Development Manufacture and Sales.	0.588426365	$51,389,299.27	0.342074476
600697.SS	Chang Chun Eurasia Group Co Ltd	#N/A	0.85952726	$122,234,125.45	0.239749425
600742.SS	Chang Chun FAW Sihuan Automotive Joint-Stock Co Ltd	Manufacture and Sale of Motor Parts and Accessories, Automobiles; Motor Maintenance; Motor Refitting and so on.	0.417270501	$88,262,475.14	0.314446807
600856.SS	Changchun Department Store Co Ltd	#N/A	0.378541802	$69,173,862.80	0.31089749
600333.SS	Changchun Gas Co Ltd	Produce and Sale of Coal Gas, Coke and Gas-tar; Mine NaturalGas; Development of Electrical Power; Management of Natural Gas; Supply-liquefied Gas; Deep Processing of Gas-tar, Natural Gas Engineering Installation, Biogenetic Engineering, etc	0.67712758	$275,273,487.58	0.35083921
600215.SS	Changchun Jingkai (Group) Co Ltd	#N/A	0.528459347	$189,039,209.43	0.283653371
600148.SS	Changchun Yidong Clutch Co Ltd	Manufacture and Sale of Motor Clutch	0.453500575	$64,177,791.40	0.320012467
600710.SS	Changlin Co Ltd	Engineering and Mining industry, Environment Protection, Logging, Mining Machine and Equipment Development, Sales and Maintenance.	0.417270501	$137,699,264.57	0.491007133
600880.SS	Chengdu B-ray Media Co Ltd	Broadcasting (Permitted Only), Delivering Service, Hi-tech Products Development, Domestic Trade (Permitted Only), E-commerce, Printing, Trade of Paper and Printing Machine, etc.	1.199340363	$218,582,263.75	0.274108293
600109.SS	Chengdu Commodities Co Ltd (Group)	Real Estate Operation, Products Management, etc.	0.650892009	$46,202,069.63	0.328311104
600804.SS	Chengdu Dr. Peng Technology Co Ltd	#N/A	0.446004697	$52,009,142.97	0.403818851
600828.SS	Chengdu People’s Department Store (Group) Co Ltd	Trade of General Merchandise, Apparel Knitting, Ironware, Art Craft, Food, Recreational Services, etc.	0.605916746	$123,090,790.83	0.346535617
600195.SS	China Animal Husbandry Industry Co Ltd	#N/A	0.469741642	$183,199,240.42	0.413414056
600138.SS	China CYTS Tours Holding Co Ltd	#N/A	0.735845285	$196,470,691.12	0.420035443
600176.SS	China Fiber Glass Co Ltd	Manufacture and Sale of Chemical Building Materials and Related Engineering Construction; Chain Store Management of Household Appliances, Distribution and Real Estate Operation	0.763330168	$326,241,207.34	0.324657281
900905.SS	China First Pencil Co Ltd	Major Product: Pencils, Including Four Series: General Pencils, Cosmetic Pencils, Automatic Pencils and Micro Pencils.	0.815801309	$157,285,218.64	0.428418299
600730.SS	China High-Tech Group Co Ltd	#N/A	0.534705912	$130,703,513.60	0.296641579
600877.SS	China Jialing Industry Co Ltd	Motorcycle and parts Manufacturing and Sales, Import and Export Related Materials, Parts Equipment and Technology, etc.	0.353555544	$167,539,662.84	0.244162599
600772.SS	China Petroleum Long Champ (Group) Co Ltd	Investment in Petroleum-gas Piping Transportation and Design, Electricity, Medicine, Petrochemicals, Real Estate, Communication Equipments, Chemical Materials, Instruments, Computer and Parts Trade, etc	0.252361201	$72,563,737.94	0.450709582
600893.SS	China Resources (Jilin) Bio-Chemical Co Ltd	Process of Agricultural By-product, Corn as Material	0.610913997	$143,510,335.55	0.433936054
600640.SS	China Satcom Guomai Communications Co Ltd	Wireless Communication System, Communication Devices and Development of Communication Systems.	0.645894758	$259,243,546.29	0.386642799
600896.SS	China Shipping Haisheng Co Ltd	Transportation Shipping Along The Coat of The Hunan, Shipping Agency, Real Estate Development, High-Tech Development	0.704612463	$223,561,239.07	0.301679007
600118.SS	China Spacesat Technology Co Ltd	Research, Development, Manufacture and Sale of Satellite and Apparatus, Related Technical Consultation Service, Computer Integration System Service, Software Development, Touring Investment, etc.	1.165608915	$265,065,062.22	0.41845077
600158.SS	China Sports Industry Co Ltd	Exerciser Products, Equipments Manufacturing and Trade, Gym Construction and Management, Sport and Athletic Activities Undertaker and Services, Recreational Services, etc.	1.068162511	$270,937,498.13	0.412365362
600088.SS	China Television Media Ltd	Development and Operation of Film Studio Base; Shoot Film (Except Movies); Manufacture, Sale and Operation of Teleplay Leasing Out Film Equipment; Sale of Touring Merchandise.	1.255559442	$297,228,586.78	0.421293539
900906.SS	China Textile Machinery Co Ltd	Major in Electronic Technology, Machinery, Chemistry Technology, Development, Manufacture and Sale of Hi-tech of Products, Building Materials Sales.	0.527210034	$145,594,411.14	0.437677151
600610.SS	China Textile Machinery Co Ltd	Major in Electronic Technology, Machinery, Chemistry Technology, Development, Manufacture and Sale of Hi-tech of Products, Building Materials Sales.	0.168	$145,594,411.14	0.398470056
600110.SS	China-Kinwa High Technology Co Ltd	#N/A	0.872020389	$291,362,760.75	0.405160042
600145.SS	Chong Qing Swell Ceramics (Group) Industry Co Ltd	Ceramic Toilet Products Manufacturing, Plastic Products Manufacturing, Kitchen Equipments, Tiles, etc.	0.32107341	$111,251,936.43	0.289011828
600369.SS	Chongqing Changjiang River Water Transport Co Ltd	Inland Transportation and Touring, Design and Manufacture of Civil Vessels and Equipments, Good Storage, Textiles, Hardware, Merchandise, Dining Service, etc.	0.267352956	$46,064,914.30	0.417120443
600729.SS	Chongqing Department Store Co Ltd	Wholesale and Retail Sale	1.049422817	$214,082,254.76	0.347865953
600279.SS	Chongqing Gangjiu Co Ltd	Inland and Lake Transportation, Loading and Goods Storage, Vessel Maintenance and Repair, etc.	0.524711409	$119,839,342.36	0.324939592
600292.SS	Chongqing Jiulong Electric Power Co Ltd	Power Generation, Manufacture & Sale of Power Transmission and Transference Equipment, Electric Machinery; Research & Development of Environmental Protection Technique;	0.434760882	$145,427,514.87	0.317161768
600106.SS	Chongqing Road & Bridge Co Ltd	Domestic Bridges, Highway for Traveling Management and Maintenance, Contractor of Kinds of Constructions, Real Estate Operation, Trade of Building Materials, Hardware, Metals, Machines, etc.	0.514716906	$159,562,240.77	0.372795507
600129.SS	Chongqing Taiji Industry (Group) Co Ltd	Manufacture & Sale of Chinese Herbal Medicine, Western Medicine, Health Protection Products, Medical Packing Product and Medical Machinery; Import & Export of Chinese Herbal Materials and Medical Packing Products.	0.618409875	$156,210,334.32	0.546742943
600116.SS	Chongqing Three Gorges Water Conservancy and Electric Power Co Ltd	Power Generation, Power & Water Supply, Design and Manufacture of Transformer, Power Station, Fixture Construction, Building Material Commerce.	0.609664684	$106,549,877.57	0.381650754
600847.SS	Chongqing Wanli Storage Battery Co Ltd	Manufacture of Storage Battery and Parts, Metal, Rubber Products, Chemical Engineering Product Materials, General Merchandise and Processing Machine.	0.301084404	$26,694,143.22	0.427308178
600067.SS	Citychamp Dartong Co Ltd	#N/A	0.625905752	$201,914,575.50	0.279495042
600056.SS	CNTIC Trading Co Ltd	Import & Export of the Products Dealing by Itself & Agency and Technology; Development and Import & Export of High-tech. Products; Development of Domestic and International Trade.	0.815801309	$170,143,521.06	0.312403881
600641.SS	Cosco Development Co Ltd	Investment, Assets Management, Real Estate Operation, Steel Material, Timbers, Building Materials	0.730848034	$327,321,964.21	0.417665185
600263.SS	CRBC International Co Ltd	#N/A	0.505971716	$206,503,759.24	0.372064833
600890.SS	Cred Holding Co Ltd	Manufacture and Sale of Motorcycle, Vehicle and Parts, Engine, Electric and General Machine, Instruments, etc.	0.387286992	$187,776,484.27	0.566003382
600288.SS	Daheng New Epoch Technology Inc	#N/A	0.6596372	$138,523,811.90	0.348784231
900951.SS	Dahua Group Dalian Chemical Industry Co Ltd	Basal chemical industry, alkali and ammonia chloride are the main products	0.22	$22,000,000.00	0.450102029
600747.SS	Dalian Daxian Co Ltd	#N/A	0.263605017	$204,924,861.24	0.371079518
600233.SS	Dalian Dayang Trands Co Ltd	Design, Manufacture, Sale, Import & Export of Clothes	0.378541802	$62,459,397.33	0.286854995
600297.SS	Dalian Merro Pharmaceutical Co Ltd	#N/A	0.767078107	$88,213,982.31	0.284403432
600719.SS	Dalian Thermal Power Stock Co Ltd	Thermoelectricity, electricity generation, related consulting services	0.4947279	$100,083,355.15	0.338761739
600335.SS	Dingsheng Tiangong Engineering Machinery Co Ltd	Land Leveler, Load Machine Product and Sales; Product Export, Related Materials, Instruments, Machinery Equipment, Parts Import, Developing Processing and Compensation Trades.	0.592174304	$69,064,460.05	0.317821418
600760.SS	Dongan Heibao Co Ltd	#N/A	0.223627005	$61,051,219.20	0.35672107
600081.SS	Dongfeng Electronic Technology Co Ltd	#N/A	0.309829594	$97,150,167.41	0.364340291
600691.SS	Dongxin Electrical Carbon Co Ltd	Producing and Sale of Electrical Carbon Products, Mechanical Seal up, Powder Metallurgy Products; Mechanical Processing; Motor Transportation & Maintenance; Development of Science & Technology; Consultation Service	0.303583029	$23,459,226.50	0.437866011
900941.SS	Eastern Communications Co Ltd	#N/A	0.234	$217,531,667.58	0.401897123
600776.SS	Eastern Communications Co Ltd	#N/A	0.383539054	$217,531,667.58	0.32221156
600609.SS	Faw Jinbei Automotive Co Ltd	Covered Commercial Vehicles and Light Commercial Vehicles Under the Brand of Jinbei	0.204887312	$223,873,631.56	0.388311723
600624.SS	Fudan-Forward Technology Co Ltd	Computer Parts and Appliances, Internet and Computer Integration System, UPS, Bio-technical Products, Drugs and Chinese Medicine Manufacturing, General Investment, Developing Processing and Compensation Trades, etc.	0.598420869	$157,670,210.58	0.351068306
600802.SS	Fujian Cement Co Ltd	#N/A	0.37354455	$112,546,743.38	0.333042194
600693.SS	Fujian Dongbai Group Co Ltd	Retail and Wholesale of General Merchandise, Real Estate Development; Import & Export Trade; Improvement Trade; Tourism; Dining & Wining; Advertising and so on.	0.799560242	$105,548,900.10	0.320676736
600203.SS	Fujian Furi Electronics Co Ltd	Manufacture and Sale of Computer, Electronic Products, Communication Equipment, Household Appliances and Electronic Element and so on; Developing Processing and Compensation Trades, Forwarding Service.	0.479736145	$123,004,347.61	0.396474651
600388.SS	Fujian Longking Co Ltd	Electrical Vacuum Cleaner IPC System, Machine Equipment, Mater & Electricity Equipment, Instrumentation, Product Export, Related Materials, Instruments, Machinery Equipments, Parts Import, Developing Processing and Compensation Trades.	0.899505272	$150,217,380.44	0.309822738
600163.SS	Fujian Nanzhi Co Ltd	Pulp, Paper (For News Using) and Paper Products Manufacturing, Electronic Products and Equipments Manufacturing, Trade of Petrochemicals, Building Materials, Freight Transportation, Consultation Service, Accommodation Services, etc.	0.406026685	$124,222,500.12	0.305346042
600103.SS	Fujian Qingshan Paper Industry Co Ltd	Manufacture and Sale of Paper, Paper Pulp, Paper-made Product and so on.	0.293588526	$207,361,576.13	0.274975829
600734.SS	Fujian Star Computer Group Co Ltd	Manufacture and Sales of Computer & Hardware, Instruments, Electrical Computer and Parts, Communication Equipments, Electrical Computer Technology Advisory, Technology Service, Real Estate Operation	0.246114637	$86,523,666.51	0.378299997
600225.SS	Fujian Tianxiang Group Co Ltd	#N/A	0.299835091	$66,293,538.85	0.397059287
600399.SS	Fushun Special Steel Co Ltd	Smelting, Processing and Rolling of Steel; Manufacture and Sale of Industrial Liquefied Gas.	0.349807606	$181,899,955.02	0.448726912
600300.SS	G V V Food & Beverage Co Ltd	Manufacture and Sale of Food & Beverage	0.368547299	$243,241,217.33	0.270291009
600720.SS	Gansu Qilianshan Cement Co Ltd	Cement Products Research, Manufacturing, Trade, Cement Equipment Installation and Repairing, Stone Products Processing, Computer Technology Development, Real Estate Operation, Building Materials Trade, etc.	0.318574784	$126,124,499.85	0.285994646
600108.SS	Gansu Yasheng Industrial (Group) Co Ltd	#N/A	0.237369447	$222,549,950.03	0.294329765
600068.SS	Gezhouba Co Ltd	#N/A	0.507221028	$357,996,601.87	0.271519558
600080.SS	Ginwa Enterprise Group Ltd	Film Production and Distribution, Cis Design, Advertising Service, etc.	0.411023937	$94,878,792.66	0.286585919
600206.SS	Grinm Semiconductor Materials Co Ltd	Research, Development, Producing and Sale of Single Crystal Germanium and Silicon, Chemical Composition, Nonferrous Metals and Other Related Electronic Materials; Development, Transference, Consolation of Related Technology; Import and Export	0.954475039	$138,398,880.62	0.381108581
600868.SS	Guang Dong Mei yan Enterprise (Group) Co Ltd	Electric Power Supply, Construction Business, Real Estate Operation, Aquaculture Business, Manufacture and Sale of Computer and parts, etc.	0.248613263	$316,714,722.29	0.288787657
600242.SS	Guangdong Hualong Groups Ltd Co	#N/A	0.232372195	$40,439,692.48	0.413083258
600518.SS	Guangdong Kangmei Pharmaceutical Co Ltd	Manufacture and Sale of Ant Influenza Medicine, Antibiotics Amoxicillin Capsule, Biogenetic Medicine and so on	1.348008595	$143,158,512.82	0.331426121
600382.SS	Guangdong Mingzhu Ball Valve Group Co Ltd	#N/A	0.637149568	$108,871,849.23	0.287811224
600310.SS	Guangxi Gui Dong Electric Power Co Ltd	Power Generation, Power-up, Investment & Development of Electrical Power, Water Supply and so on.	0.945729849	$148,243,153.77	0.267225155
600368.SS	Guangxi Wuzhou Communications Co Ltd	Toll Station Management, Civil-engineering-construction Investment and Management, Trade of Building Materials, Machinery Equipments, Ironware, General Merchandise, etc.	0.465993703	$205,969,216.93	0.232134717
600252.SS	Guangxi Wuzhou Zhongheng Group Co Ltd	Construction and Operation of City Infrastructure, Construction of Engineering; Design of Engineering, Development, Producing and Operation of Building Materials, Property Management; Domestic Trade, etc.	0.371045925	$80,682,972.36	0.278076301
600393.SS	Guangzhou Donghua Enterprise Co Ltd	Real estate development, lease, sale of house; commerce, food, service and tour for dwelling house	0.422267753	$126,680,325.82	0.396617882
600894.SS	Guangzhou Iron and Steel Corp Ltd	Manufacture and Sale of Metallurgical Products, Coke Products, Chemical Gas and Related Materials, Machinery Equipments and parts, Consultation Service, transportation, etc.	0.296087152	$304,753,623.01	0.404934732
600684.SS	Guangzhou Pearl River Industrial Development Co Ltd	Land Development, Construction, House Rental and Leasing, etc.	0.470990955	$88,093,859.50	0.259079872
600685.SS	Guangzhou Shipyard International Co Ltd	The Group is principally engaged in shipbuilding and steel structure, sales of containers, ship repairs services and terrestrial machinery.	0.779571236	$373,532,742.14	0.402545947
600227.SS	Guizhou Chitianhua Co Ltd	Producing and Sale of Nitrogenous Fertilizer, Phosphate Fertilizer, Compound Fertilizer and Other Chemical Products Research, Development, Producing and Sale of Biological Engineering Products and Biological Medicine and so on	1.003198241	$170,543,700.96	0.296827659
600765.SS	Guizhou Liyuan Hydraulic Components Co Ltd	Engineering machine assortedly used high pressure motor and equal speed gimbal use on car	0.70336315	$78,095,817.30	0.305552239
600367.SS	Guizhou Redstar Developing Co Ltd	Carbonic Acid Barium, Carbonic Acid Strontium Products and Sales, Instruments, Machine Equipment; Product Export, Related Materials, Instruments, Machinery Equipments, Parts Import, Developing Processing and Compensation Trades.	0.797061616	$232,104,342.61	0.350354349
600268.SS	Guodian Nanjing Automation Co Ltd	Protection of Power Transmission & Distribution Line and Power Main Equipment; Research, Development, Manufacture and Sale of Other Automatic Products; Providing Counsel Service and so on.	2.097596322	$247,516,366.00	0.368673883
600038.SS	Hafei Aviation Industry Co Ltd	Development, Design, Research, Manufacture and Sale of Aviate Products and Aviate Parts; Development, Consultation Service of Aviate & Scientific Technology; Development Design, Research, Manufacture and Sale of Mechanical and Electrical Products.	1.016940683	$343,064,939.28	0.342043316
900945.SS	Hainan Airlines Co Ltd	Transportation Service, Airplane Field Service, and AirplaneConstruction, Selling Art & Craft Product, Electronic Products, By-products, Marine Products and so on	0.32	$250,311,274.00	0.355833187
600221.SS	Hainan Airlines Co Ltd	Transportation Service, Airplane Field Service, and AirplaneConstruction, Selling Art & Craft Product, Electronic Products, By-products, Marine Products and so on	0.349807606	$250,311,274.00	0.327869617
600209.SS	Hainan Lawton Development Co Ltd	Manufacture and Sale of Network Card, Modem, Router, Management and Consultation of Guesthouse & Wine Shop, Multimedia, Real Estate Operation, Property Management, Sale of Electronic Products and Petroleum, Producing and Processing of Beverages and Food.	0.266103643	$116,822,471.39	0.377801013
600259.SS	Hainan Xingye Polyester Co Ltd	Chemical Fibers and Textile Product Manufacturing, Petrochemicals Manufacturing, Trade of Building Materials, Real Estate Operation, Traveling Industry, etc.	0.263605017	$56,253,310.68	0.428706023
600126.SS	Hang Zhou Iron & Steel Co Ltd	Rolling and Sale of Steel, Iron, Coke, Fireproof Materials and Other Secondary Product	0.448503323	$289,436,013.32	0.271764947
600814.SS	Hangzhou Jiebai Group Co Ltd	#N/A	0.730848034	$173,481,703.96	0.302272427
600671.SS	Hangzhou Tian-Mu-Shan Pharmaceutical Co Ltd	Major Business: Pill, Tablet, Molasses Syrup, Oral Liquid, All Kinds of Patent Medicine, etc.	0.465993703	$56,748,193.62	0.287968095
600202.SS	Harbin Air Conditioning Co Ltd	Development, Manufacture and Sale of Air-cooling Equipment. Air-conditioning Equipment and so on.	1.061915946	$260,945,879.77	0.337774565
600178.SS	Harbin Dongan Auto Engine Co Ltd	Motor Vehicle parts, Engine and Speed Manufacturing, Trade, Metal Casting and Forging, Trade of Automobiles, etc.	0.598420869	$276,518,314.93	0.264704854
600701.SS	Harbin Gong Da High-Tech Enterprise Development Co Ltd	Development of High Technical Products, Technology Service, Technology Advisory, Technology Transfer, Real Estate Development	0.387286992	$125,516,216.18	0.300051003
600095.SS	Harbin High-Tech (Group) Co Ltd	#N/A	0.381040428	$99,664,934.29	0.29653502
600864.SS	Harbin Shirble Electric-Heat Co Ltd	Heat power, electricity power and power projects	0.998200989	$136,348,813.97	0.423587785
600155.SS	Hebei Baoshuo Co Ltd	Processing and Sale of Plastic Products, Tube, Packaging, Synthetic Material, Caustic Soda, Hydrochloric Acid, Agility, Liquefaction Chlorine, Xylitol, Heat Shrinkage Packaging and so on.	0.387286992	$159,755,884.26	0.260791553
600230.SS	Hebei Cangzhou Dahua Co Ltd	Producing and Sale of Urea, Compound Ammonia, Nitric Acid, Nit Amine and Other Chemical Fertilizer & Chemical Products	0.662135825	$171,712,756.23	0.347939135
600803.SS	Hebei Weiyuan Bio-Chemical Co Ltd	Manufacture and Sale of Bio-pesticide and Animal Medicines and General Medicines, etc.	0.658387887	$77,835,743.78	0.406610523
600187.SS	Heilongjiang Black Dragon Co Ltd	Manufacture and Sale of Newsprint, Skates and Blades of Skates.	0.14741892	$48,239,155.96	0.496646815
600179.SS	Heilongjiang Heihua Co Ltd	Manufacture and Sale of Coke, Synthesize Ammonia Urea and Other Chemical Products	0.372295238	$122,857,428.41	0.315874661
600207.SS	Henan Ancai Hi-Tech Co Ltd	Manufacture and sell glass shell of tricolor tube and color monitor	0.439758133	$193,493,578.53	0.379318173
600753.SS	Henan Bingxiong Fresh-Preservation Equipments Co Ltd	Development and Manufacture and Sale of Frozen Equipment and Refrigeration Equipment, etc.	0.402278747	$51,491,679.58	0.381994108
600172.SS	Henan Huanghe Whirlwind Co Ltd	Producing & Sale of Artificial Agamas, Abrasive, Grinding of Artificial Agamas and Other Agamas Products; Product Export, Related Materials, Instruments, Machinery Equipments, Parts Import, Developing Processing and Compensation Trades.	0.562190795	$150,667,133.08	0.35079243
600222.SS	Henan Joyline Joysun Pharmaceutical Stock Co Ltd	Research, Development and Manufacture of Medicine Source Materials and Variety of Medicines, Consultation Service, Import and Export, etc.	1.086902204	$147,976,561.39	0.278665698
600285.SS	Henan Lingrui Pharmaceutical Co Ltd	Producing and Sale of Chinese Verbal Medicines, Western Medicine, Drugs, Medical Machine, Health Protection Products, etc.	0.600919494	$60,308,280.45	0.31756276
600186.SS	Henan Lotus Flower Gourmet Powder Group Co Ltd	Manufacture and Sale of the Monosodium Glutamate and its By-products; Research and Development on Biology Engineering, Power Supply, Flouring Milling, Sugar, Animal Feeds Product Manufacture and Sale.	0.307330968	$271,680,575.68	0.359565644
600312.SS	Henan Pinggao Electric Co Ltd	High-pressure Switch, Control Equipments and Parts Manufacturing, Technical Consultation Service, etc.	1.260556694	$393,230,660.64	0.359643282
600253.SS	Henan Topfond Pharmaceutical Co Ltd	Manufacture and Sale of Medicines	0.462245765	$194,143,221.23	0.320984835
600069.SS	Henan Yinge Industrial Investment Holding Co Ltd	#N/A	0.411023937	$152,736,494.93	0.390782598
600857.SS	HIT Shouchuang Technology Co Ltd	Computer Parts and Software Manufacturing, Research and Development, Related Technical Consultation Service, Computer Integration System Service, Domestic Business, E-commerce, etc	0.404777372	$77,835,385.74	0.291778117
900937.SS	Huadian Energy Co Ltd	Electric Power Supply, Thermal Energy Supply, Related Technical Consultation Services, Electric Instruments and Parts Manufacturing, etc.	0.261	$392,138,931.84	0.352129466
600726.SS	Huadian Energy Co Ltd	Electric Power Supply, Thermal Energy Supply, Related Technical Consultation Services, Electric Instruments and Parts Manufacturing, etc.	0.40352806	$392,138,931.84	0.30238905
600825.SS	Hualian Supermarket Co Ltd	#N/A	0.773324671	$203,096,891.22	0.375759234
900942.SS	Huangshan Tourism Development Co Ltd	Traveling Service, Hotel Management, Traveling Transportation, Dining Service, Development on Traveling Resource and Products, Advertising Service Related to Traveling.	0.771	$291,462,593.37	0.325824896
600054.SS	Huangshan Tourism Development Co Ltd	Traveling Service, Hotel Management, Traveling Transportation, Dining Service, Development on Traveling Resource and Products, Advertising Service Related to Traveling.	1.060666633	$291,462,593.37	0.303423543
900956.SS	Huangshi Dongbei Electrical Appliance Co Ltd	Research, develop, manufacture and sell refrigerator, compressor	0.244	$57,340,000.00	0.419872792
900933.SS	Huaxin Cement Co Ltd	Cement, Cement deep-processing	0.743341162	$232,577,287.09	0.456507271
600801.SS	Huaxin Cement Co Ltd	Cement, Cement deep-processing	0.669	$232,577,287.09	0.383783063
600298.SS	Hubei Angel Yeast Co Ltd	Yeast and Products Process, Dairy products, Seasoning, Bean Products Manufacturing, Biopharmaceutical and Chemical Research and Development, Self-made Products and Technologies Export, etc.	1.657838189	$224,968,642.25	0.2492294
600107.SS	Hubei Mailyard Co Ltd	Manufacture, Processing and Sale of Weave Materials, Clothes, Weave Clothes and Assist Materials, Manufacture and Sale of Cosmetics, Office Automatic Equipment and Instrument, Hi-tech. Industry Investment.	0.274848833	$98,945,579.93	0.279780376
600293.SS	Hubei Sanxia New Building Material Co Ltd	Producing and Sale of Gypsum Products, Glass and Other New Style Building Materials; Sale of Nonmetallic Products and so on.	0.358552796	$98,351,031.93	0.307336869
600745.SS	Hubei Tianhua (Holding) Co Ltd	Apparel, Clothing Accessories, Textile Products, Leather Design and Manufacturing, etc.	0.237369447	$28,898,518.61	0.339005648
600703.SS	Hubei Tianyi Technologies Co Ltd	Manufacture and Sale of Agricultural By-products and Chemical Products.	0.266103643	$31,803,766.47	0.34209244
600275.SS	Hubei Wuchangyu Co Ltd	Breeding, Processing and Sale of Fresh Water Fishes and Other Aquatic Products; Related Materials, Instruments, Machinery Equipments, Parts Import	0.287341962	$127,906,607.29	0.31036365
600141.SS	Hubei Xingfa Chemicals Group Co Ltd	Manufacture and Sale of Phosphoresced Chemical Products; Hydroelectric Power & Power Supply; Installation of Machinery; Sale of Mechanical & Electrical Materials, Upholstery and so on	0.647144071	$103,543,051.32	0.313726357
600150.SS	HuDong Heavy Machinery Co Ltd	#N/A	1.401729049	$338,507,921.44	0.381934071

RIC	Name	Sector	Last close in USD	Market cap in USD	5 yrs volatility	Average 5 Yrs Volatility
600257.SS	Hunan Dongting Aquaculture Co Ltd	Aquiculture, Processing, Sale and Deep Development of Marine Products; Sale of Food, Beverage, Machinery Equipment, Building Materials, Ironware, General Merchandise, Textiles, Chemical Products, Metal Materials and Mineral Materials.	0.346059667	$75,787,067.11	0.266457494
600286.SS	Hunan Guoguang Ceramic Group Co Ltd	#N/A	0.122432662	$13,957,323.47	0.450740936
600731.SS	Hunan Haili Chemical Industry Co Ltd	Petrochemicals and Test Chemical Products and Pesticides and Herbicides Manufacturing, Import and Export (Permitted Only), etc.	0.299835091	$76,851,960.82	0.319437492
600156.SS	Hunan Huasheng Co Ltd	Development and Manufacture and Sale of Ramie, Cotton, Chemical Fiber, blended yarn, Printing and Dyeing Cloth, Other Textiles and Chemical Fiber Products, etc.	0.242366698	$106,374,743.89	0.368447573
600744.SS	Hunan Huayin Electric Power Co Ltd	Electric Power Generation and Sale, Power Engineering Construction, Real Estate Development and Hi-tech Products Development.	0.353555544	$251,607,096.10	0.33900788
600127.SS	Hunan Jinjian Cereals Industry Co Ltd	#N/A	0.312328219	$105,392,054.68	0.37460426
600111.SS	Inner Mongolia Baotou Steel Rare-Earth Hi-Tech Co Ltd	#N/A	0.752086353	$303,597,706.26	0.318742777
600240.SS	Inner Mongolia Huaye Realestate Co Ltd	Producing and Sale of Western-style Clothes Exquisite Spin Weave Fabric.	0.658387887	$115,217,880.17	0.314473938
600201.SS	Inner Mongolia Jinyu Group Co Ltd	Biomedicines Manufacturing, Wool Products Process, Animal Medicines Manufacturing, Trade of Metal Materials, Petrochemicals, Cement Products	0.510968967	$111,609,163.09	0.348086265
600328.SS	Inner Mongolia Lantai Industrial Co Ltd	Metals Atrium, Sapphire, Liquid Chlorine, Salt, Chemical Material Salt.	0.789565739	$283,547,292.69	0.385520491
600262.SS	Inner Mongolia North Hauler Joint Stock Co Ltd	Producing and Sale of Variety of Heavy-duty Car, Scraper, Pay Loader, Bulldozer and Other Engineering Machine & Parts.	0.930738094	$158,225,475.99	0.374112588
600277.SS	Inner Mongolia Yili Science And Technology Industry Co Ltd	#N/A	0.595922243	$103,571,285.79	0.286042999
600797.SS	Insigma Technology Co Ltd	Manufacture and Trade of Computer, Integration System, Internet and E-commerce products, Consultation Service, Development on Internet Education, Bio-medicine Manufacturing, Hi-tech Products, Import and Export, etc.	0.377292489	$306,755,204.00	0.366216552
600707.SS	Irico Display Devices Co Ltd	Color images converter, Electronic Products and Parts Materials, Developing Processing and Compensation Trades, etc.	0.357303483	$150,477,933.14	0.395191753
600072.SS	Jiangnan Heavy Industry Co Ltd	#N/A	0.382289741	$138,559,638.12	0.376377628
600078.SS	Jiangsu Chengxing Phosphorus Chemical Co Ltd	Chemical Materials, Sale and Manufacturing of Chemical Products	0.583429114	$233,307,449.72	0.281357874
600854.SS	Jiangsu Chunlan Refrigerating Equipment Co Ltd	Manufacture and Sale of Refried Rating Products, Infrared Ray Temperature Control Products, Compressors, IC and Investment in the Third Businesses.	0.499725151	$259,586,496.43	0.320247214
600305.SS	Jiangsu Hengshun Vinegar Co Ltd	Manufacturing and Sale of Monosodium Glutamate, Edible Salt, Soy Sauce, Flavoring Pastes, Vinegar, Other Seasoning and Beverages, etc.	1.379241417	$175,370,546.20	0.272165381
600128.SS	Jiangsu Holly Corp	Import & export on arts & crafts	0.406026685	$80,981,007.32	0.341534444
600400.SS	Jiangsu Hongdou Industry Co Ltd	Manufacture & Sale of Garment, Shirt, Knitwear, Textile	0.408525311	$123,150,853.78	0.330834921
600122.SS	Jiangsu Hongtu Hi-Tech Co Ltd	Development, Manufacture and Sale of Computer (Including Hardware& Software), Printer, Network Equipment, Networks Systematic Engineering, Communication Equipment, Wire and Audiovisual Products.	0.547199041	$174,665,933.74	0.340035839
600287.SS	Jiangsu Sainty Corp Ltd	Producing, Processing, Import & Export of Clothes and Textile Products; Transit Trade; Domestic Trade; Manufacture of Clothes and Textile, and so on	0.358552796	$156,614,453.60	0.275117777
600746.SS	Jiangsu Sopo Chemical Co Ltd	Petrochemicals Manufacturing, Electric Power Supply (Permitted Only), Vapor Supply	0.369796612	$113,313,614.75	0.409960078
600220.SS	Jiangsu Sunshine Co Ltd	Manufacture and sell mens western-style clothes, suit-dress and worsted spinning, wool fabric	0.291089901	$280,601,274.74	0.320382637
900950.SS	Jiangsu Xincheng Real Estate Co Ltd	The Exploitation and Management of Real Estate	0.846	$113,291,244.00	0.426744915
600105.SS	Jiangsu Yongding Co Ltd	Manufacture and Sale of Telecommunication Cable, Other Telecommunication Equipment and Brass Wires, Export, Related Materials, Instruments, Machinery Equipments, Parts Import, Developing Processing and Compensation Trades.	0.458497826	$124,762,055.31	0.310199976
600805.SS	Jiangsu Yueda Investment Co Ltd	Civil Engineering Construction, Energy Investment, Railway Transportation, Trade and Manufacture of Machinery, Auto Parts and Clothes, Car Repair and Rental, Real Estate Operation, Accommodation and Recreational Service, Laundry and Beauty Shop, etc.	0.352306232	$192,163,738.71	0.352135301
600074.SS	Jiangsu Zhongda New Material Group Co Ltd	Manufacture and Sale of BOFET, BOPP, PE, PP and PET; Wholesale and Retail of the Materials of Color Printing, Conglomerate Products, Plastic and Chemical Engineering.	0.446004697	$167,433,731.45	0.293340046
600770.SS	Jiangsu Zongyi Co Ltd	Manufacture of Container Base Plate and Plywood, Clothes, Computer Appliance Service, E-commerce Service, etc.	1.135625406	$306,618,859.63	0.465348235
600228.SS	Jiangxi Changjiu Biological Chemical Industry Co Ltd	Research, Producing and Sale of Hydrogen Peroxide, Methyl Alcohol, Plastic Tube, Urea and Other Biological & Chemical Products.	0.358552796	$103,263,205.24	0.547639981
600750.SS	Jiangxi Jiangzhong Pharmaceutical Co Ltd	Manufacture and Sale of Antibiotics, Raw Medicines of Antibiotics, Biopharmaceutical Products, etc.	0.897006646	$131,063,435.11	0.313151649
600363.SS	Jiangxi Lianchuang Photoelectron Science and Technology Co Ltd	Photoelectron Appliance, Relay, Computer Controller, Information System Equipment, Computer, Information Consultation Service, Communication Terminal Equipment.	0.669631703	$165,535,970.22	0.414056695
600806.SS	Jiaoda Kunji High-Tech Co Ltd	It engages in designing, development, manufacturing and sale of boring machines, computerised embroidery machines, intelligent electrical appliances, turbo machines and laser phototyping machines.	0.534705912	$107,229,051.98	0.335803665
600189.SS	Jilin Forest Industry Co Ltd	Cutting and Transportation of Timber; Processing, Sale, Import & Export of Timber, Wooden Product, Paper, Artificial Slab and Other Forest Products.	0.518464844	$160,983,334.17	0.310314408
600360.SS	Jilin Sino-Microelectronics Co Ltd	Products, Sales Semiconductor Electric Power, Electronics Product, Automated Instrument, Application Software Designs, Development and Manufacture.	1.326770276	$313,117,785.22	0.413302885
600247.SS	Jilin Wuhua Group Co Ltd	Development, Operation, Leasing and Management of Market; Processing, Sale and Comprehensive Utilization of the Recovery & Reuse Resources; Operation of Variety of Industrial Producing Information.	0.346059667	$98,668,532.31	0.372222705
600881.SS	Jilin Yatai Group Co Ltd	Manufacture of Cement and Cement Products, Drugs, Chinese Medicines, Biomedicines, Thermal and Gas Supply, Boilers Installation, Building Construction, Hotel Management, etc.	0.392284244	$328,201,250.59	0.259913908
600807.SS	Jinan Department Store Co Ltd	Trade of General Merchandise, Textile, Ironware, Clothing Accessories, Building Materials, Groceries, Motorcycles, Automobiles, Steel Products, Sugar and Beverages, Advertising Services, Art Craft, E-commerce, Recreational Services, etc.	0.332317226	$35,863,940.83	0.488649049
600872.SS	Jonjee Hi-Tech Industrial And Commercial Group Co Ltd	#N/A	0.562190795	$253,017,312.35	0.304911087
600260.SS	Kaile New Material Science and Technology Ltd Hubei	Manufacture and Sale of Plastic Pipe Materials, Plastic Parts, Sheathing Materials For Network Cable, New-type Building & Decoration Materials, Fiber-optic Cable, etc.	0.527210034	$139,088,551.30	0.299880236
600390.SS	Kingray New Materials Science & Technology Co Ltd	#N/A	0.724601469	$77,314,976.76	0.343750236
600422.SS	Kunming Pharmaceutical Corp	Manufacture and Sale of Chinese Rae Medicine, Western Pharmaceutical Products, Troche and so on.	0.53845385	$169,169,276.90	0.314374188
600181.SS	Kunming Yunda Science & Technology Industry Co Ltd	#N/A	0.181150367	$63,065,004.85	0.457305688
600192.SS	Lanzhou Chang Cheng Electrician Co Ltd	Research, Development, Manufacture and Sale of Complement Apparatus For Power Generation, Power Distribution, Power Use and Control, Trade Business, Real Estate Operation, Securities Investment, Technical Consultation Service, etc.	0.560941482	$179,781,745.04	0.315380585
600738.SS	Lanzhou Minbai Shareholding (Group) Co Ltd	Wholesale and Retail Sale of General Merchandise	0.307330968	$72,037,493.78	0.38391936
600739.SS	Liaoning Cheng Da Co Ltd	Import and Export Business, Developing Processing and Compensation Trades, Forwarding; Undertaking Foreign Construction, Export of Equipments and Materials and Labors for Construction.	0.558442856	$278,354,769.58	0.329680261
600077.SS	Liaoning Guoneng Group (Holding) Co Ltd	Telecommunications Equipment & Semiconductor Materials & Computer & Software & Mechanical and Electrical	0.582179801	$73,831,542.87	0.387945662
600758.SS	Liaoning Jindi Construction Consortium Co	#N/A	0.472240268	$75,442,838.44	0.355022968
600303.SS	Liaoning SG Automotive Group Co Ltd	Motor Vehicle Chassis, Parts Manufacturing & Processing & Repairing, etc.	0.649642697	$105,242,116.84	0.35817789
600728.SS	Liaoning Suntek Technology Co Ltd	Computer Products Manufacture Oceangoing Transportation at Home and Abroad, Ships Maintenance, Marine Products Acquire, Processing and Sale.	0.402278747	$83,746,461.90	0.463948898
600241.SS	Liaoning Times Garments I/E Inc	Import & Export of Varity of Merchandise & Technology; Processing of Raw Materials; Development of Overseas Trade and Entrecote Trade; Research, Design and Development of Clothes, Warehousing & Transportation Service.	0.593423617	$62,902,903.40	0.267174666
600699.SS	Liaoyuan Deheng Co Ltd	Manufacture of Chemical Fiber, Chinese and Western Medicines, Bio-products, etc.	0.28234471	$52,438,107.12	0.344726508
600696.SS	Linca (Shang Hai) Co Ltd	Producing and Operation of Stony Wall & Ground Tiles, Mosaic and Materials, Equipments of Kiln Industry and Other Machineries; Development and Operation of Real Estate.	0.317325471	$108,070,123.56	0.328177863
600231.SS	Lingyuan Iron & Steel Co Ltd	Iron and Steel Products and By-products Manufacturing, etc.	0.457248513	$239,552,496.13	0.332834265
600099.SS	Linhai Co Ltd	Manufacture & Sale of Gardens Machinery, Internal CombustionEngine, Sprinkling Irrigation Machinery, woodiness Gather & Transport Equipment, Motorcycle Moped, Fire Fighting Machinery, Road Lice and Accessory	0.381040428	$83,493,578.53	0.387009816
600135.SS	Lucky Film Co Ltd	Manufacture & Processing of Packing Materials; Technical Service; Take a Photograph & Develop Pictures; Retail of Photographic Plate and so on	0.470990955	$161,078,906.60	0.363927796
600876.SS	Luoyang Glass Co Ltd	The Group is principally engaged in manufacturing of float glass.	0.417270501	$219,359,765.93	0.38285024
600139.SS	Mianyang Gao Xin Industrial Development Group Inc	#N/A	0.474738894	$36,084,998.25	0.424555225
600235.SS	Minfeng Special Paper Co Ltd	Manufacture and Sale of Paper Pulp, Paper and Paper-made Products; the Design, Manufacture, Installation, Maintenance and Technical Service of Papermaking Equipment, Import and Export.	0.537204538	$141,499,675.18	0.372912598
600173.SS	Mudanjiang Cement Stock Co Ltd	Production and sale of ordinary portland cement and early strength cement	0.258607766	$59,479,786.12	0.411733834
600356.SS	Mudanjiang Hengfeng Paper Co Ltd	#N/A	0.739593224	$103,543,051.32	0.281409194
600323.SS	Nanhai Development Co Ltd	Running Water Supply, Waterworks Design, Installation, Technical Consultation Service, Trade of Water-supply Equipments, Civil Engineering Construction Investment, Real Estate Operation, etc.	1.013192744	$211,265,042.04	0.215542576
600280.SS	Nanjing Center Emporium Stocks Co Ltd	#N/A	1.364249663	$195,826,917.72	0.325569603
600889.SS	Nanjing Chemical Fibre Co Ltd	#N/A	0.4559992	$88,398,578.18	0.346541306
600282.SS	Nanjing Iron & Steel Co Ltd	Iron & Steel Smelting; Steel Materials Rolling; Manufacture and Sale of Phylogenic Products	0.419769127	$392,903,902.85	0.284292393
600713.SS	Nanjing Medical Co Ltd	Medicine Source Material, Biomedicine, Chinese Medicine, Antibiotic, Animal Medicine and Additive Manufacturing, Petrochemicals Manufacturing, Medical Equipments, Diagnostic Reagent, Medical, etc.	0.600919494	$116,735,051.22	0.274666348
600775.SS	Nanjing Panda Electronic Co Ltd	Development and Manufacture and Trade of Wireless Communication Equipment, Broadcasting Equipment, Ironware, Electronic Components, Instrument, General, Electronic Machines, Medical Instruments, Computer Parts, etc.	0.758332917	$375,605,365.77	0.398421277
600250.SS	Nanjing Textiles Imp&Exp Co Ltd	Import and Export of Textile Product; Labor Supporting Service.	0.474738894	$122,811,372.25	0.334843921
600087.SS	Nanjing Water Transport Industry Co Ltd	Petroleum and chemical products saving and transport	0.483484084	$249,348,298.58	0.290335125
600064.SS	Nanjing Xingang High-Tech Co Ltd	#N/A	0.613412623	$211,103,431.87	0.311241965
600682.SS	Nanjing Xinjiekou Department Store Co Ltd	Retail Sale of Sports Instrument, Timepiece, Photo Supplies, Textile Products, Fashion, Daily Necessaries, Household Electric Appliance, etc., Wholesale of Chemical Products, Real Estate Operation, etc.	0.925740843	$213,113,143.21	0.302132059
600301.SS	Nanning Chemical Industry Co Ltd	#N/A	0.514716906	$95,298,877.72	0.399244644
600712.SS	Nanning Department Store Co Ltd	#N/A	0.452251262	$65,428,094.55	0.343711825
600389.SS	Nantong Jiangshan Agrochemical & Chemical Co Ltd	Chemical Product (Pesticides and Herbicides, Organic, Non-organic) Manufacturing, Trade, etc.	0.582179801	$115,271,600.62	0.277105793
600165.SS	Ning Xia Heng Li Steel Wire Rope Co Ltd	#N/A	0.363550047	$70,511,807.77	0.370545253
600130.SS	Ningbo Bird Co Ltd	Research, Development, Manufacture, Maintenance and Information Service of Electronic Communication Products, Communication System, Computer & Accessories, Official Equipment and Solar Cell.	0.413522563	$158,792,664.03	0.337520161
600830.SS	Ningbo Dahongying Industry&Investment Co Ltd	Trade of General Merchandise, Building Materials, Textiles, Ironware, Petrochemicals, Electronic Machines, Metal Materials, Crafts, Groceries, Foods, etc.	0.423517066	$111,266,497.50	0.284293369
600768.SS	Ningbo Fubang Jingye Group Co Ltd	Cargo Transportation, Loading and Unloading, Manufacture of Aluminum Products, Building Materials, Decoration Materials, Toys, Metal Material, Chemical Material, Freight and Storage Service	0.898255959	$120,139,219.43	0.263194292
600724.SS	Ningbo Fuda Electric Appliances Co Ltd	#N/A	0.835790315	$304,535,961.05	0.209148458
600798.SS	Ningbo Marine Co Ltd	Water Transportation, Transportation Construction and Equipment Investment, etc.	0.495977213	$253,878,335.67	0.298589857
600884.SS	Ningbo Shanshan Co Ltd	Textiles Mills, Wholesale of Clothes, etc.	0.483484084	$198,643,423.10	0.315840726
600051.SS	Ningbo United Group Co Ltd	Power, Transportation, Communication Items Investment and Production, General Civil Engineering Construction, etc.	0.482234771	$145,827,794.71	0.28408953
600152.SS	Ningbo Veken Elite Group Co Ltd	Manufacture and Sale of Thread, Yarn, Textile Fabrics, Cotton Material and so on, Investment, General Merchandise, Warehouse Service.	0.448503323	$131,633,124.03	0.288774521
600366.SS	Ningbo Yunsheng Co Ltd	Manufacture and Sale of Magnet-material Products, Used in Electronic Machines, Electronic Equipments and Instruments; Import and Export.	0.695867273	$199,000,643.40	0.342134666
600812.SS	North China Pharmaceutical Co Ltd	Manufacture of Streptomycin, Terramycin, Tetracycline, Vitamin C, Cobalamin, Glucose, Starch, etc.	0.316076158	$240,821,365.01	0.307127562
600278.SS	Orient International Enterprise Ltd	Import & Export of Textile Products; Development, Producing and Sale of Biological & Medicine Chemical Products, Transit Trade, Forwarding Service, etc.	0.391034931	$125,131,177.85	0.383018208
900916.SS	Phoenix Co Ltd	Major Operation: Manufacturing, Selling, Import & Export Trade, Servicing of Bicycles, Motorcycles Tricycles and Several Kinds of Parts, Bicycles Industrial Equipment.	0.399780121	$112,064,242.49	0.489111685
600071.SS	Phoenix Optical Co Ltd	Manufacture, Wholesale and Retail of Optical Lens, Photographic Equipment, Telescope, Steel Sheet Shutter, Crystal Decoration, Electronic Products, Communication Equipment, Optical Materials, Parts & Accessory of Apparatus.	0.467243016	$110,957,346.64	0.430530355
600733.SS	Qian Feng Electronics Co Ltd	Manufacture and Sale of Electronic Measure Instruments, Fiber Optic Cable, Internet Multimedia Software Design, Equipment Sale and Technology Service; Development, Manufacture and Sale of Radio and TV Equipments and Communication Equipments.	0.449752636	$88,864,824.35	0.384133815
600283.SS	Qianjiang Water Resources Development Co Ltd	Hydroelectric Power, Water Supply, Development of Water Resources, Undertaking of Water Angering, Breeding of Aquatic Products, Investment of Industry, Consultation of Economic Information and so on	0.487232022	$139,021,912.95	0.270540221
600336.SS	Qingdao Aucma Co Ltd	Food and Drink Processing Machinery and Equipment Mfg., Video and Radio Electronic Products Mfg, Semi-conductor, Photonic Materials and Components Manufacturing, Computer Integration System, Appliance System Service, Technical Consultation Service, etc.	0.407275998	$138,895,777.32	0.261387281
600229.SS	Qingdao Soda Ash Industrial Co Ltd	Producing and Sale of Soda Ash, Chemical Fertilizer, Pesticides and other Chemical Products; Steam Supply; Import & Export business.	0.433511569	$127,940,626.24	0.262783638
600243.SS	Qinghai Huading Industrial Co Ltd	Development and Manufacture of High-tech Machinery Products Manufacture and Sale of Numerical Tool, Special Machinery, Petrol Machinery, Environmental Protection Equipment and Foodstuff Machinery	0.510968967	$80,017,740.24	0.328298403
600714.SS	Qinghai Shanchuan Ferroalloy Industry Co Ltd	#N/A	0.7858178	$118,609,374.22	0.405386238
600716.SS	Qinhuangdao Yaohua Glass Co Ltd	Manufacture and Sales of Glass, Industry Tech. Glass, Unsaturated Polyester Resin and FRP Production; Import and Export Business, Manufacture Glass Machines, Technology Services.	0.279846085	$155,952,626.34	0.328197843
600869.SS	S&P Pharmaceutical Co Ltd	Development, Produce and Sale of Medicine and Health Care Food	0.493478587	$59,217,430.41	0.500177482
900924.SS	SGSB Group Co Ltd	Manufacture and Sales of Sewing Equipment and Parts, Sewing Machine Equipment, Plastic goods, Automobile Parts, Office Facility, Cultural and Educational Appliances, Image Equipment, Sensitization Materials, Technology Development and Consultancy.	0.175	$168,892,683.52	0.436030604
600843.SS	SGSB Group Co Ltd	Manufacture and Sales of Sewing Equipment and Parts, Sewing Machine Equipment, Plastic goods, Automobile Parts, Office Facility, Cultural and Educational Appliances, Image Equipment, Sensitization Materials, Technology Development and Consultancy.	0.613412623	$168,892,683.52	0.381171166
600831.SS	Shaanxi Broadcast & TV Network Intermediary Co Ltd	#N/A	1.178102044	$165,608,443.26	0.412694656
600217.SS	Shaanxi Qinling Cement Co Ltd	Manufacture and Sale of Cement and Asbestos Cement Products	0.237369447	$156,853,730.45	0.537570234
600882.SS	Shandong Dacheng Pesticide Co Ltd	Manufacture and Sale of Pesticides and Basic Chemical Products Anticorrosive Equipment Manufacturing, Installation and Sale, etc.	0.343561041	$63,850,497.63	0.294649767
600162.SS	Shandong Heungkong Holding Co Ltd	Manufacture and Sale of Pay Loader, Digger and Other Related Products	0.4947279	$174,035,380.54	0.382277871
600212.SS	Shandong Jiangquan Industry Co Ltd	Produce and manage architecture ceramic, home-used ceramic, international trade of wood, veneer and so on	0.363550047	$116,299,975.02	0.247765253
600180.SS	Shandong Jiufa Edible Fungus Co Ltd	Fostering of edible fungus seeds, growing, processing and sales of edible fungus products	0.50347309	$126,366,751.09	0.324641752
600756.SS	Shandong Langchao Cheeloosoft Co Ltd	Development and Manufacture of Communication and Computer Parts and Software, Related Technical Consultation Services Bus Transportation, Export for Permitted Items, etc.	1.088151517	$202,212,850.33	0.388432718
600735.SS	Shandong Lanling Chenxiang Jiuye Co Ltd	Wine Produce and Sale Beverages, Foods, Edible Products Sale and Dining Service	0.371045925	$57,442,709.00	0.537319952
600727.SS	Shandong Lubei Chemical Co Ltd	Production and sales of phosphide, cement, vitriol, bromic products	0.554694918	$210,395,782.32	0.325394178
600789.SS	Shandong Lukang Pharmaceutical Co Ltd	Product Distribution, Warehouse Rental, Information Service and Related Business, etc.	0.379791115	$156,380,592.37	0.311038968
600219.SS	Shandong Nanshan Industrial Co Ltd	Development, Producing, Processing and Sale of Wool Textiles Clothes, Aluminum; Power Generation & Supply, Developing Processing and Compensation Trades.	0.68587277	$310,981,054.12	0.257512451
600223.SS	Shandong Wanjie High-Tech Co Ltd	Manufacture and sell chemical fiber materials, medical appliance, health care things, textile and so on	0.284843336	$152,747,239.02	0.324757656
600636.SS	Shanghai 3F New Materials Co Ltd	Research and Development on Flour-materials, Products Manufacturing, etc.	1.461696067	$354,924,124.81	0.25538795
600652.SS	Shanghai Ace Co Ltd	Investment in Liquefied Natural Gas, Electronic Equipment, Software Service Computer Integration System Service, Building Materials, Petrochemicals (General), General Merchandise Investment and Management, etc.	0.444755385	$173,237,684.76	0.319682771
600643.SS	Shanghai AJ Corp	Real Estate Operation, Consultation, Business Management Consultation Service, Import and Export (Permitted Only), etc.	0.552196292	$254,390,185.51	0.40083511
900928.SS	Shanghai Automation Instrumentation Co Ltd	Manufacture of Industrial Control System and Instruments, Auto Electric Equipment, Office Control System and Household Appliance, etc.	0.192	$140,863,331.23	0.455464786
600848.SS	Shanghai Automation Instrumentation Co Ltd	Manufacture of Industrial Control System and Instruments, Auto Electric Equipment, Office Control System and Household Appliance, etc.	0.411023937	$140,863,331.23	0.352233304
600741.SS	Shanghai Bashi Industrial (Group) Co Ltd	Bus Transportation, Passenger Car Rental, Auto Parts Sales, Automobile Repair, Educational Services, Sporting and Athletic Articles Manufacturing, etc.	0.384788366	$279,400,835.54	0.28261014
600170.SS	Shanghai Construction Co Ltd	Undertaking, Design and Construct of Engineering; Domestic Trade and so on.	0.52096347	$374,727,982.11	0.314802697
900919.SS	Shanghai Dajiang (Group) Stock Co Ltd	#N/A	0.377292489	$163,526,172.00	0.512883783
900920.SS	Shanghai Diesel Engine Co Ltd	Manufacture and Sale of Diesel Engines, Fuel Injection Pumps and Components, etc.	0.381	$340,018,470.34	0.419974843
600841.SS	Shanghai Diesel Engine Co Ltd	Manufacture and Sale of Diesel Engines, Fuel Injection Pumps and Components, etc.	0.973214732	$340,018,470.34	0.351517355
600630.SS	Shanghai Dragon Head Corp	Manufacture of Textile Products, Investment Assets Operation and Management, Domestic Trade	0.372295238	$158,173,949.21	0.323557552
600850.SS	Shanghai East-China Computer Co Ltd	Development and Manufacture of Computer Equipment and Parts, Software, Internet Engineering, Computer Integration System Service, Import and Export, etc.	0.43850882	$74,998,821.27	0.395214285
900902.SS	Shanghai Erfangji Co Ltd	Manufacture Spinning Machine and Related Electronic Products, General Machine, Photonic Products, Metal Products, Plastic Products, Printing (Publishing Materials Excluded), Technology Service, Warehousing, Product Sale.	0.201	$166,735,228.71	0.455680726
600654.SS	Shanghai Feilo Co Ltd	Electronic Components, Audio System, Engineering Service, Wire and Wireless Communication Equipments and Information Connection Service.	0.271100895	$204,692,874.44	0.305512908
600827.SS	Shanghai Friendship Group Incorporated Co	#N/A	1.061915946	$404,483,245.34
600708.SS	Shanghai Haibo Co Ltd	Manufacture and Sale of Industrial Products, Metal Processing, Agricultural By-products Processing, Car Rental Service, Business Service, Real Estate Development	0.543451102	$193,958,934.07	0.346453585
600634.SS	Shanghai Hainiao Enterprise Development Co Ltd	Real Estate Operation, Infrastructure Operation and Construction, Manufacture of Electronic Products and Part, Product Sale.	0.713357653	$62,209,982.75	0.412052804
900917.SS	Shanghai Haixin Group Co Ltd	#N/A	0.18	$336,579,650.11	0.381215483
900910.SS	Shanghai Highly (Group) Co Ltd	Research and Manufacture of Refrigerator Compressor and Parts, Auto Pats, Household Electronic Appliances and Related Materials, Machines Electronic Products, Self-made Products Sale	0.960721603	$340,581,107.93	0.388925005
600619.SS	Shanghai Highly (Group) Co Ltd	Research and Manufacture of Refrigerator Compressor and Parts, Auto Pats, Household Electronic Appliances and Related Materials, Machines Electronic Products, Self-made Products Sale	0.494	$340,581,107.93	0.355154521
600817.SS	Shanghai Hongsheng Technology Co Ltd	#N/A	1.268052571	$125,564,580.52	0.357862993
600638.SS	Shanghai Huangpu Real Estate Co Ltd	Real Estate Operation, Consultation, Rebuilding, Upholstery and Fixture, Machinery Equipment Installation and Maintenance, Accommodation Services, Trade of Building Materials, Metal Materials, Hardware, General Merchandise, Auto Parts, etc.	0.692119334	$388,392,445.84	0.288775723
600656.SS	Shanghai Huayuan Pharmaceutical Co Ltd	Manufacture and Sale of Chemical Products, Chemical Materials, Chemical Products For Daily Use, Paper Box, Soda Products, etc. Including Laundry Soap, Perfumed Soap, Glycerin, Silicate Soda, Cosmetic, Laundry Powder, Flower Essence, Detergent and so on.	0.346059667	$51,937,222.11	0.456532807
900939.SS	Shanghai Huili Building Materials Co Ltd	Sale and development of new type of chemical architecture material, architecture dope, wood ware and so on	0.174	$15,312,000.00	0.371397642
600607.SS	Shanghai Industrial United Holdings Co Ltd	Investment in Business with Joint Venture or Mono-capital Style; Major Business: Developing Processing and Compensation Trades, International Trade Information Service, etc.	1.00694618	$308,641,440.84	0.266521449
600315.SS	Shanghai Jahwa United Co Ltd	Chemical Housewares Manufacturing, Including Cosmetics, Cleaning Preparations, Pesticides and Herbicides, Technical Consultation Service, Sale Self-made Products, etc.	1.2805457	$345,747,338.96	0.270646327
600622.SS	Shanghai Jiabao Industry & Commerce (Group) Co Ltd	Manufacture of Electrical Machine, Electronic Products, Investment, Domestic Trade, Labor Service, Import and Export	0.414771875	$138,404,525.75	0.366955973

RIC	Name	Sector	Last close in USD	Market cap in USD	5 yrs volatility	Average 5 Yrs Volatility
600661.SS	Shanghai Jiao Da Nan Yang Co Ltd	Major Business: High-tech Products, Technology Industry & Trade Service, Building Project Under Contract, Chemical Materials, Metal Materials, Import & Export Trade, Real Estate Operation, Technical Consultation Service, etc.	0.892009395	$154,921,359.56	0.38622619
600676.SS	Shanghai Jiao Yun Co Ltd	Auto Parts Manufacturing, Engineering Machine and Special Vehicles Manufacturing, Trade, Specialized Freight Transportation, etc.	0.359802109	$121,585,664.20	0.307832157
600836.SS	Shanghai Jielong Industry Corp Ltd	Color Printed Packing, Plate Making, Metal Product Mfg., Real Estate Operation, etc.	0.919494278	$102,701,764.03	0.533482069
600606.SS	Shanghai Jinfeng Investment Co Ltd	Research, Development, Manufacture and Sale of New Building Materials and Equipment, Facility Construction, Green Environment, Enterprise Investment, Real Estate Operation, Rental and Consultation, Decoration Service, Domestic Trade.	0.6596372	$184,986,546.06	0.333121976
900929.SS	Shanghai Jinjiang International Travel Co Ltd	Organization of overseas tourist coming to china, cisborder and overseas travel of chinese citizen, tickets agency and so on	0.496	$65,747,909.92	0.332544563
600621.SS	Shanghai Jinling Co Ltd	#N/A	0.391034931	$204,934,505.85	0.368985364
600838.SS	Shanghai Join Buy Co Ltd	Businesses of General Merchandise, Textile Products, Metal Jewels and Photos with development, Art Crafts, Motorcycles House Rental, Laundry Service, Import and Export.	0.342311729	$137,226,603.86	0.314166823
900943.SS	Shanghai Kaikai Industrial Co Ltd	Manufacture, Wholesale and Retail Sale of Shirt and Wool Textile and Western Clothes; Produce and Sale of Medicine	0.261	$88,684,177.70	0.492650706
600272.SS	Shanghai Kaikai Industrial Co Ltd	Manufacture, Wholesale and Retail Sale of Shirt and Wool Textile and Western Clothes; Produce and Sale of Medicine	0.413522563	$88,684,177.70	0.404737031
600826.SS	Shanghai Lansheng Corp	Import and Export Trade and Agency, Forwarding, Developing Processing and Compensation Trades Domestic Trade, Storage Service.	0.389785618	$109,306,876.10	0.388838707
600605.SS	Shanghai Light Industry Machinery Co Ltd	Light Industrial Machines, Material, Components and Parts Manufacturing, Computer Parts, Software, IC card Mfg., Import and Export, Developing Processing and Compensation Trades, etc.	0.865773824	$181,978,731.70	0.314130565
900957.SS	Shanghai Lingyun Curtain Wall Science & Technology Co Ltd	Design, manufacture and install large architecture	0.16	$29,440,000.00	0.380946519
600073.SS	Shanghai Maling Aquarius Co Ltd	Manufacture and Sale of Tinned Food, Beverages, Gelatin, Paint and so on	0.848283444	$274,843,835.89	0.400924876
900927.SS	Shanghai Material Trading Co Ltd	Trade of Metal Materials, Petrochemical, Building Materials, Vehicles and Parts, Machinery Equipment, Fuel, Hardware, Knitting and Textiles, Warehouse, Information Services, Hotel Management, etc.	0.899505272	$194,680,114.56	0.475286752
900955.SS	Shanghai Matsuoka Co Ltd	Tourism, Real Property, Commercial Comprehensive Exploitation, Printing, Papermaking, Import And Export.	0.491	$211,393,801.41	0.327332924
600645.SS	Shanghai Met (Group) Co Ltd	Biology Science Development, Investment Activities, TextilesMills, Dyeing, Clothes Business, Domestic Trade, etc.	0.37354455	$93,396,593.88	0.461444862
600781.SS	Shanghai Minfeng Industrial (Group) Co Ltd	Textile Processing of Printing and Dyeing, Related Information Consultation, Design Service, Manufacture and Trade of Clothes and Accessories and Household Textile Products, Investment, etc.	0.489730648	$86,972,668.39	0.486979143
600849.SS	Shanghai Pharmaceuticals Co Ltd	#N/A	0.518464844	$245,913,442.43	0.232788159
900930.SS	Shanghai Post & Telecommunications Equip Co Ltd	Development, Produce and Sale of Optical Fiber Textile-communication Equipments, Telegraphs, Meters, Telephones, and Telecommunication Parts.	1.018189996	$237,440,216.07	0.468624119
600680.SS	Shanghai Post & Telecommunications Equip Co Ltd	Development, Produce and Sale of Optical Fiber Textile-communication Equipments, Telegraphs, Meters, Telephones, and Telecommunication Parts.	0.423	$237,440,216.07	0.364903642
600662.SS	Shanghai Qiangsheng Holding Co Ltd	Major Business: Taxi Services. Also Including: Bus Services, Traveling Services, Automobile Maintenance, Automobile Component Parts, Machinery & Electric Equipment, Famous Metals, etc.	0.58592774	$366,673,136.57	0.245401318
600614.SS	Shanghai Sanjiu Technology Development Co Ltd	The Major Products are Rubber Belt and Rubber Products	0.237	$66,863,528.35	0.377425069
900907.SS	Shanghai Sanjiu Technology Development Co Ltd	The Major Products are Rubber Belt and Rubber Products	0.774573984	$66,863,528.35	0.365987824
900922.SS	Shanghai Sanmao Textiles Co Ltd	Manufacture and Sale of Wool Yarn, Textile Products and Clothes, Related Technical Consultation Service, Investment, Product Export, Related Materials, Instruments, Machinery Equipments, Parts Import, Developing Processing and Compensation Trades	0.468492329	$84,576,591.87	0.431723186
600689.SS	Shanghai Sanmao Textiles Co Ltd	Manufacture and Sale of Wool Yarn, Textile Products and Clothes, Related Technical Consultation Service, Investment, Product Export, Related Materials, Instruments, Machinery Equipments, Parts Import, Developing Processing and Compensation Trades	0.267	$84,576,591.87	0.374290069
600626.SS	Shanghai Shenda Co Ltd	#N/A	0.351056919	$166,223,769.79	0.320856392
600653.SS	Shanghai Shenhua Holdings Co Ltd	The Principal Activities Of The Company Are Investment , Economy Of Variety, Commerce, Branch Organization Of Variety, S ale Of Motor Part, Investment Of Investigation, Holding, Property Of Recombination, Purchase & Incorporate Of Related Activities.	0.214881815	$312,721,143.54	0.349755328
600834.SS	Shanghai Shentong Metro Co Ltd	Subway Management and Development, Investment in Track and Related Item, etc.	0.793313677	$378,713,594.62	0.331796447
600823.SS	Shanghai Shi Mao Co Ltd	#N/A	0.640897506	$227,305,302.28	0.346837306
600620.SS	Shanghai Tianchen Co Ltd	Real Estate Development, Domestic Trade, Investment, Security Product Development, Subsidiary Business: Medicine Manufacture, Motor Driver Training, Bus Transportation, Parking Lots Service.	0.337314477	$107,984,210.31	0.318606564
600647.SS	Shanghai Tongda Venture Capital Co Ltd	Producing & Sale of Food and Beverages To Investment of High-tech Industries, Industrial Investment & Assets Administering, Development & Operation of Agriculture, Domestic Trade, Producing and Sale of Food and Beverages	1.14187197	$61,109,276.77	0.359117146
600846.SS	Shanghai Tongji Science & Technology Industrial Co Ltd	#N/A	0.413522563	$114,996,378.19	0.325317969
600608.SS	Shanghai Wide Channel Technology Co Ltd	Electronic Parts and Components Communication Equipment and Computer Manufacturing, Computer Integration System Design, Intelligent internet, etc.	0.482234771	$121,776,013.38	0.353453747
900940.SS	Shanghai Worldbest Co Ltd	Textile Manufacturing Activities Ranging From Upstream to Downstream Operations; Manufacture of Materials for Packing, Decoration, Building Use; Biopharmaceutical Products, Communication Materials and Equipments, etc.	0.206	$152,451,267.00	0.368031942
600094.SS	Shanghai Worldbest Co Ltd	Textile Manufacturing Activities Ranging From Upstream to Downstream Operations; Manufacture of Materials for Packing, Decoration, Building Use; Biopharmaceutical Products, Communication Materials and Equipments, etc.	0.388536305	$152,451,267.00	0.308715106
600757.SS	Shanghai Worldbest Industry Development Co Ltd	Manufacture and Trade of Textiles, Upholstery, etc.	0.322322723	$152,182,812.66	0.393480796
600603.SS	Shanghai Xingye Housing Co Ltd	Real Estate Development and Operation, House Rental; Building Construction Management, Upholstery and Fixture; Related Services.	0.284843336	$55,442,453.85	0.351304546
600692.SS	Shanghai Ya Tong Co Ltd	Passenger & Freight Transportation of Inland River, Warehousing & Agency of Goods, etc.	0.41227325	$99,052,601.53	0.348444626
900918.SS	Shanghai Yaohua Pilkington Glass Co Ltd	Manufacture and Sale of Float Glass, Figured Glass and Processed Glass.	0.384	$346,888,533.64	0.304854065
600824.SS	Shanghai Yimin Department Stores Co Ltd	#N/A	0.648393384	$251,121,580.00	0.304692782
600740.SS	Shanxi Coking Co Ltd	Management Coke and Its Relation Products, Chemical Products Manufacture and Sales, Raw Materials, Machine Equipments	1.046924192	$212,368,572.29	0.350603259
600092.SS	Shanxi Precision Alloy Co Ltd	The Principal Activities of Metals Materials, Manufacture and Process and Sales Materials, Investment Hi-Tech.	0.192394183	$50,252,629.55	0.420608029
600810.SS	Shenma Industry Co Ltd	Manufacture and Sale of Industrial Clothing, etc.	0.663385138	$375,661,736.05	0.284460038
600306.SS	Shenyang Commercial City Co Ltd	Domestic trading	0.487232022	$86,794,985.28	0.298806441
600396.SS	Shenyang Jinshan Thermoelectric Co Ltd	#N/A	0.720853531	$159,308,630.25	0.347210432
600718.SS	Shenyang Neusoft Co Ltd	Major Business: Manufacture and Sales, Development of Software and Hardware For Computer, Technology Advisory, House Rental.	1.100644645	$309,778,295.55	0.382141158
600167.SS	Shenyang New District Development Co Ltd	Development and Construction of City Infrastructure, Utility Facilities and Land; Fix Up Buildings; Decoration; Afforest Engineering; Clothes Making, House Rental.	0.458497826	$87,114,586.98	0.39059763
600558.SS	Sichuan Atlantic Welding Consumable Co Ltd	Welded Materials, Welding Rod Refluxing, Hi-tech Products Development	0.713357653	$85,602,918.39	0.247886592
600137.SS	Sichuan Changjiang Packaging Holding Co Ltd	#N/A	0.397281495	$24,119,471.27	0.429430989
600674.SS	Sichuan Chuantou Energy Co Ltd	#N/A	0.573434611	$221,465,300.30	0.402748331
600466.SS	Sichuan Dikang Sci & Tech Pharmaceutical Industry Co Ltd	Manufacture and Sale of Medicine Source Materials, Chinese Medicines, Health Foods and Beverage, Technical Consultation Service, etc.	0.553445605	$70,508,970.07	0.265719888
600678.SS	Sichuan Golden Summit Co Ltd	Real Estate Operation, Cement Product Manufacturing, VehicleRepairing, Transportation, Civil Engineering Construction, Consultation Service, etc.	0.349807606	$81,386,237.57	0.339571508
600093.SS	Sichuan Hejia Co Ltd	Cultivate And Technical Adviser; Manufacture And Sale Agricultural Product; Products And Design Comestibles Machine , Machine Apparatus And Service; Food-Processing Industry , Training Workers.	0.243616011	$69,887,343.21	0.388625421
600644.SS	Sichuan Leshan Electric Power Co Ltd	Development and Operation of Electric Power; Distribution of Electric Power; Development of Real Estate; Power Transmitting & Transforming Equipment, Electrical Equipment Carrier Wave Communication Apparatus and so on	0.478486832	$119,304,231.57	0.200652567
600101.SS	Sichuan Mingxing Electric Power Co Ltd	Electric Power, Thermal Energy Supply, Related Equipment Installation, Water Supply, Gas Supply, Medicines Manufacturing, Retail Sale of Household Appliances, Accommodation Service, etc.	0.488481335	$129,396,971.60	0.241353302
600131.SS	Sichuan Minjiang Hydropower Co Ltd	Water Supplies; Power Generation, Sale of Electrical Power; Aquatic Products Breeding; Installation of Water and Electric Power Equipment and so on; Real Estate Operation, Touring and Recreational Service.	0.513467593	$258,851,929.82	0.336188963
600779.SS	Sichuan Quanxing Co Ltd	Manufacture and Trade of Liquor, Bio-materials and Antibiotics Raw Medicines, Kinds of Medicines, Medical Instruments, Related Technology Development, Export of Medicines, Green Mold, Hydrochloric Acid, etc.	0.589675678	$288,083,515.89	0.346230814
600378.SS	Sichuan Tianyi Science&Technology Co Ltd	Research, Development, Manufacture and Sale of Chemical Technology, Catalyst, Chemical Products, Related Technical Consultation Service.	0.598420869	$117,035,198.50	0.338221429
600061.SS	Sinotex Investment & Development Co Ltd	Development, Manufacture, Wholesale, Retail, To Buy or Sale on Someone’s Behalf, Import & Export of Raw Textile Materials, New Type of Textile Materials, Textile, Special Type of Fiber and so on.	0.336065164	$125,391,155.36	0.307880552
600715.SS	Songliao Automotive Co Ltd	Producing,sales and repairing on light bus and other automobiles	0.163659987	$36,701,734.05	0.459806711
600666.SS	Southwest Pharmaceutical Co Ltd	Medicine Source Materials, Drugs and Chinese Medicines Manufacturing, Trade of Petrochemicals, etc.	0.478486832	$71,195,478.31	0.309795931
600866.SS	Star Lake Bioscience Co Inc Zhao Qing Guangdong	Manufacturing, Wholesale, Retail of Chemical Products, Gourmet Powder, Chemical Material Medicine, Mineral Water, Import and Export	0.261106391	$136,063,200.94	0.313277483
600290.SS	Sufuma Co Ltd	Manufacture and Sale of Forestry Machinery, Woodworking Machinery, Artificial Board Machinery, Diesel-electric Set and Other Machine; Sale of Variety of Vehicles (Exclude Sedan).	0.568437359	$99,078,631.75	0.231935599
600084.SS	Suntine International Economic-Trading Co Ltd	Import and Export Trade, Agriculture Technical Development, etc.	0.318574784	$149,845,090.20	0.292770907
600736.SS	Suzhou New District Hi-Tech Industrial Co Ltd	Development of Land and the Infrastructure Facilities in Suzhou High and New Tech. Development Zone, Manufacture and Development of Energy, Traffic, Communication Industry, Engineering Design Advisor	0.645894758	$295,477,474.89	0.28354953
600602.SS	SVA Electron Co Ltd	Manufacture and Operation of Vacuum Electronic Parts and Related Products, Raw Materials and Production Line Equipments, Investment in Business, Product Sale.	0.434760882	$364,216,348.30	0.454985685
900901.SS	SVA Electron Co Ltd	Manufacture and Operation of Vacuum Electronic Parts and Related Products, Raw Materials and Production Line Equipments, Investment in Business, Product Sale.	0.267	$364,216,348.30	0.430114567
600157.SS	Taian Lurun Co Ltd	Real Estate Development; Decoration; Produce & Sale of Cement, Construction Materials, Manufacture & Sale, Processing of Lubricating Oil, Oil.	0.708360402	$120,737,311.80	0.389991951
600281.SS	Taiyuan Chemical Industry Co Ltd	#N/A	0.517215531	$185,631,757.53	0.295744459
600169.SS	Taiyuan Heavy Industry Co Ltd	Manufacture and Sale of Train Axle, Metallurgy, Rolled Steel, Crane and so on; Installation, Debugging, Maintenance and Reconstruct of Machinery.	0.453500575	$168,780,408.62	0.448858709
600330.SS	TDG Holding Co Ltd	Magnetic Material, Electronic Parts, Machine Equipment Manufacture and Sales, Technology Development, Instruments	0.697116586	$306,140,142.92	0.430531866
600791.SS	Tianchuang Property Group Co Ltd	Real Estate Operation, Rental and Leasing, Upholstery, Trade of General Merchandise, Textiles, Clothes and Accessories, Jewelry, Machinery and Vehicles, Accommodation Service, Recreational Service, Import and Export, etc.	0.619659187	$79,750,137.42	0.339307526
600800.SS	Tianjin Global Magnetic Card Co Ltd	Credit Cards, Related Equipments, Printed Financial Notes, Market Securities, and Decorative Products, Produced Chromolithograph Printing, PS Printing, Plastic Printing, Consultation of Printing Skill, Real Estate Operation, etc.	0.419769127	$231,569,502.03	0.356728981
600082.SS	Tianjin Haitai Technology Department Co Ltd	High-technical Business, Incubation Construction and Administration and Pioneering Incubation Service	0.439758133	$117,927,921.36	0.352917297
600821.SS	Tianjin Quanye Baiaar Co Ltd	Trade of General Merchandise, Household Appliances Repair, Information Service, Advertising Service, Import and Export, etc.	0.465993703	$136,312,924.56	0.337433008
600773.SS	Tibet Jinzhu Co Ltd	Import and Export Trade, Domestic Trade, Processing of Products of The Mineral, Agriculture and Animal Husbandry, Photographic Equipment Sale, Traveling Service, Consultation Service	0.283594023	$51,140,526.67	0.385696317
600211.SS	Tibet Rhodiola Pharmaceutical Holding Co	Production and sales of rhodiola medicine series; Tibetan natural medicine preparations; Production, sales, import and export medical equipments, sanitary products	0.893258708	$109,513,517.57	0.308483385
600749.SS	Tibet Shengdi Co Ltd	#N/A	0.88576283	$70,861,026.44	0.355294923
600338.SS	Tibet Summit Industry Co Ltd	#N/A	0.588426365	$93,167,507.67	0.407386944
600326.SS	Tibet Tianlu Communications Co Ltd	#N/A	0.510968967	$91,974,414.07	0.355632361
600867.SS	Tonghua Dongbao Medicines Co Ltd	Manufacture and Sale of Drugs and Medicines, Packing Materials, Plastic Materials and other Building Materials, Bio-engine Technical Service, etc.	0.490979961	$159,319,578.17	0.295296929
600365.SS	Tonghua Grape Wine Co Ltd	Manufacture and Sale of Wine, Local Food Product Processing, Freight Transportation	0.680875518	$95,322,572.59	0.350431092
600780.SS	Top Energy Co Ltd Shanxi	Generate and sell electricity power	0.306081655	$267,191,219.34	0.35651568
600771.SS	Topsun Science And Technology Co Ltd	Research and Manufacture and Trade of Products of Pharmaceuticals, etc.	0.722102843	$134,951,605.22	0.296679166
600702.SS	Tuopai Yeast Liquor Co Ltd Sichuan	Beverage Manufacturing, Packing Product Manufacturing, etc.	0.488481335	$164,764,754.39	0.284168429
600358.SS	United Travel Co Ltd	Traveling Industry Investment, Traveling Passenger Transportation, Car Rental, Traveling Information Service, Domestic Trade, Travel E-commerce.	0.424766378	$183,499,075.51	0.352743853
600076.SS	Weifang Beida Gadebird Huaguang Technology Co Ltd	Development, Manufacture and Sale of Electronic Publication System, News Integrated Processing System, Electronic Printing Color Separation System, Office Automation System, Computer Software & Hardware, Electron Products and Communication Equipment	0.312328219	$79,086,502.42	0.415443687
600319.SS	Weifang Yaxing Chemical Co Ltd	Chemical Products (PVC) and Related Chemical Products Research and Development, Manufacturing, Sale, etc.	0.667133077	$210,543,196.24	0.306406687
600681.SS	Winowner Group Co Ltd	#N/A	0.159912048	$33,272,584.88	0.504072045
600767.SS	Winsan (Shanghai) Industrial Corp Ltd	Real Estate Operation, Petroleum Industry, Communication and Hi-technology, etc.	0.303583029	$103,524,904.09	0.413222518
900953.SS	Worldbest Kama Machinery Co Ltd	Research, develop, produce and sell internal-combustion engine, agriculture used carrying and its accessory and parts; and supply technology consultation and after-service	0.178	$113,920,000.00	0.407294012
600136.SS	Wuhan Double Co Ltd	Research, Development, Produce and Sale of Edible Alga and Cashmere Products; Rental and Leasing, Domestic Trade	0.41227325	$43,059,467.29	0.491821289
600133.SS	Wuhan East Lake High Technology Group Co Ltd	#N/A	0.467243016	$128,768,530.81	0.334423354
600774.SS	Wuhan Hanshang (Group) Co Ltd	Trade, Undertaker of Meetings and exhibition, Recreational Services, etc.	0.918244965	$100,189,355.55	0.387373609
600079.SS	Wuhan Humanwell Hi-tech Industry Co Ltd	#N/A	0.428514317	$87,129,987.51	0.332759059
600885.SS	Wuhan Linuo Solar Energy Group Co Ltd	Manufacture and Sale of Chemical Products, Paints and Glass Products, Investment in Hi-tech Products, Related Materials, Instruments, Machinery Equipments, Parts Import, Export of Plastic products and Paints, etc.	0.790815052	$102,653,433.81	0.41996543
600168.SS	Wuhan Sanzhen Industry Holdings Co Ltd	Water Supply & Drainage for City; Sewage Treatment; Investment, Construction, Operation and Management of Road, Bridge, Power Supply, Communication and Other Infrastructure.	0.477237519	$210,533,331.67	0.253365759
600769.SS	Wuhan Xianglong Power Industry Co Ltd	Electric Power and Thermal Supply, Sales and Installation and Maintenance of Energy Equipments and Parts, Instruments, Related Technical Consultation Service, Truck Freight Transportation, Trade of Petrochemicals, Building Materials and Machines, etc.	0.394782869	$137,706,581.38	0.343763878
600345.SS	Wuhan Yangtze Communication Industry Group Co Ltd	Development and Manufacture of Communication, Electronic Products and Computer Technology; Communication Engineering Construction, Related Consultation Service	0.930738094	$184,286,142.62	0.440918117
600667.SS	Wuxi Taiji Industrial Co Ltd	Major Business: Chemical Fiber Products, Management in Chemical Industrial Materials, Knitting, Machinery, etc.	0.269851582	$99,525,953.60	0.299332588
600153.SS	Xiamen C&D Inc	Import & Export Agency, Processing Trade, Entrecote Trade, Consolation of Foreign Trade, Wholesale & Retail; Development & Operation of Real Estate; Trucking, Developing Processing and Compensation Trades.	0.580930488	$358,782,669.53	0.301193867
600711.SS	Xiamen Eagle Group Share Co Ltd	Network Intelligence Equipment Banking, Communications Soft, Household, Electromechanical Equipment, Metal-made Products, Upholstery, Real Estate Development	0.770826046	$46,527,060.12	0.37763352
600815.SS	Xiamen Engineering Machinery Co Ltd	Manufacture of Engineer & Machinery Product and Component, Real Estate Development, Related Materials, Instruments, Machinery Equipments, Parts Import, Developing Processing and Compensation Trades.	0.367297986	$165,068,783.30	0.323318963
600897.SS	Xiamen International Airport Group Co Ltd	Civil Aviation Facilities Service, Retail Sale of Books of Domestic, Pharmacy, Foods; Dining Service, Information Service	1.143121283	$308,642,746.49	0.289613757
600755.SS	Xiamen International Trade Group Corp Ltd	Import and Export, Real Estate Operation, Investment, etc.	0.709609715	$253,058,176.58	0.280624222
600686.SS	Xiamen King Long Motor Co Ltd	Manufacture, Development and Repair of Bus, Auto Parts, Motorcycle and Its Parts, Import and Export, Developing Processing and Compensation Trades, Car Rental, Facilities, Automobile Industry Equipments, Instruments Sale, etc.	1.303033332	$197,432,472.71	0.272141744
600870.SS	Xiamen Overseas Chinese Electronic Co Ltd	Manufacture of Radio Equipments, Color TV, Stereo, VCD, DVD, Broadcast Satellite System, Communication Equipments, Phone Set, Mobile Phone, Color Monitors, Multimedia Computers, Hardware, Medical Instruments etc.	0.525960722	$195,036,078.93	0.325631549
600193.SS	Xiamen Prosolar Technology Co Ltd	#N/A	0.422267753	$70,856,528.91	0.31190417
600185.SS	Xian Seastar Modern-Tech Co Ltd	Development, Manufacture and Sale of Computer Hardware and Software; Development of Network Engineering; Investment, Development, Manufacture & Sale of Electronic Communication Equipments and Other High-tech Products; Real Estate Operation.	0.358552796	$93,111,858.48	0.302829166
600782.SS	Xinhua Metal Industry Co Ltd	Manufacture and Sale of Steel Rope and Cord, Aluminum-covering Steel Wires, Fiber-optic Cable, etc.	0.472240268	$91,246,441.17	0.339235619
600117.SS	Xining Special Steel Co Ltd	Specialized Iron Refining, Rolling and Extruding, Metalworking Machinery Manufacturing, Process, Consultation Service, etc.	0.519714157	$327,497,999.86	0.323418521
600778.SS	Xinjiang Friendship (Group) Co Ltd	General Management, etc.	0.363550047	$113,242,695.81	0.361999271
600359.SS	Xinjiang Talimu Agriculture Development Co Ltd	Raise Industry, Processing and Sale of Farm Products, Cotton, Grain; Plastic Products, Leather Products, Land Transportation, etc.	0.525960722	$168,833,391.63	0.36087334
600737.SS	Xinjiang Tunhe Investment Co Ltd	Tomato Processing and Tomato Products Manufacture and Sale; Agricultural By-products Processing and Sale	0.465993703	$375,406,496.80	0.613710698
600197.SS	Xinjiang Yilite Industry Co Ltd	Wine and Liquor Manufacturing, Agriculture Products and By-products Process and Sales, Freight Transportation, Thermal Power Supply, Retail Sale of Hardware, General Merchandises, Beverages, Apparel Knitting, etc.	0.535955225	$236,356,254.06	0.310482276
600888.SS	Xinjiang Zhonghe Co Ltd	Chemical (Aluminum) Products Manufacturing, etc.	2.353705462	$243,347,254.01	0.401094776
600291.SS	Xishui Strong Year Co Ltd Inner Mongolia	Manufacture and Sale of Cement; Research, Development and Sale of Computer Software & Hardware, Network Products; Network Integration and Technical Service.	0.465993703	$74,558,992.55	0.302628537
600119.SS	Y.U.D. Yangtze River Investment Industry Co Ltd	Domestic Trade, Real Estate Operation, Metalworking Machinery Manufacturing, process, Consultation Service, etc.	0.333566538	$85,860,026.99	0.321136078
600248.SS	Yangling Qinfeng Agricultural Science And Technology Co Ltd	#N/A	0.489730648	$63,087,102.09	0.391235628
600213.SS	Yangzhou Yaxing Motor Coach Co Ltd	Development, Manufacture, Sale and Maintenance of Coach, Special Type Motor, Agricultural Motor and Motor Parts.	0.313577532	$59,579,731.15	0.359341197
600766.SS	Yantai Hualian Development Group Co Ltd	Trade of General Merchandise, Sport and Athletic Articles, Textiles, Clothes and Accessories, Hardware, Groceries, Tobacco, Liquor, Tea and Sugar, Paints, Varnishes and Lacquers, etc. Investment in Medicine Industry, Import and Export, etc.	0.271100895	$46,403,123.68	0.420411913
600777.SS	Yantai Xinchao Industry Co Ltd	Manufacture of Woolen and Cotton Products, Marine and Transportation, High-tech Development.	0.510968967	$175,942,123.27	0.295712709
600793.SS	Yibin Paper Industry Co Ltd	Mainly produce news used paper	0.678376893	$71,433,086.80	0.32741434
600785.SS	Yinchuan Xinhua Department Co Ltd	Trade of General Merchandise, Cultural Commodities, Clothing Accessories, Textile, Electrical Appliances and Housewares, Craft, etc.	1.078157014	$110,934,270.53	0.281418187
600683.SS	Yintai Holding Co Ltd	Wholesale, Retail Sale of General Merchandise and Knitting Textile, Import and Export, Real Estate Development; Rental and Leasing Service	0.530957973	$105,795,356.09	0.31371432
600883.SS	Yunnan Bowin Technology & Industry Co Ltd	Computer Equipment and Part and Software Development, Information Service, Manufacture of Cement, Cement products, Building Materials, Agriculture Products, Import and Export, Related Materials, Instruments, Machinery Equipments, Parts Import, etc.	0.665883764	$131,964,844.34	0.391758426
600794.SS	Yunnan Freetrade Science And Technology Co Ltd	#N/A	0.559692169	$66,737,515.17	0.437516854
600239.SS	Yunnan Honghe Guangming Co Ltd	Main about beer, also manufacture, process, plant and sell farming membrane	0.343561041	$60,926,482.93	0.35235042
600265.SS	Yunnan Jingu Forestry Co Ltd	Export on forestry chemical products on gum resin; Material, equipment and technology import; products of forestry	0.598420869	$62,834,191.19	0.281115451
600792.SS	Yunnan Malong Industry Group Co Ltd	Manufacture of Chemical and Cement Products, Import and Export, Investment, Mining and Other Services and Chemical Products	0.664634451	$83,893,483.58	0.334509664
600725.SS	Yunnan Yunwei Co Ltd	Petrochemicals and Building Materials Manufacturing, Trade, etc.	0.562190795	$92,761,481.19	0.381923193
600790.SS	Zhejiang China Light & Textile Industrial City Group Co Ltd	The Principal Activities of The Company Are Development Market, Rent Market, Development Real Property And , Manage Property, Transport Goods, Process And Sale Wine And Textile Goods.	0.484733397	$180,253,293.40	0.263891366
600113.SS	Zhejiang Dongri Co Ltd	Manufacture and sell HOBAS pipeline series of products, fit and construct pipeline; produce, sell glass steel ware, all kinds of lamps and lantems, and so on	0.514716906	$60,736,594.87	0.288524014
600070.SS	Zhejiang Furun Co Ltd	#N/A	0.637149568	$65,442,651.54	0.263055836
600232.SS	Zhejiang Golden Eagle Co Ltd	Manufacture of Machinery; Producing and Processing of Textile Fabric, Silk, Clothes, Purchase and Sale of Ferrous Metal, Nonferrous Metal, Electric Machine, Ironware, Chemical Products, Wood and so on.	0.667133077	$146,003,328.07	0.4072774
600052.SS	Zhejiang Guangsha Co Ltd	Development of Real Estate; Contract To the First-class Engineering; Manufacture and Sale of Construction Materials Construction Machinery, Installation of Electric & Water Equipment; Sale of Home Appliances; Culture and Entertainments.	0.387286992	$187,304,960.42	0.290422148
600059.SS	Zhejiang Guyuelongshan Shaoxing Wine Co Ltd	Develop, manufacture and sell the rice wine, red wine, food wine, drink and non-staple food	0.825795812	$192,245,265.10	0.3402455
600267.SS	Zhejiang Hisun Pharmaceutical Co Ltd	#N/A	0.740842537	$332,845,734.85	0.3687276
600097.SS	Zhejiang Holley Technology Co Ltd	#N/A	0.68587277	$79,183,935.16	0.33347339
600687.SS	Zhejiang Hsd Industrial Co Ltd	#N/A	0.66838239	$73,522,048.83	0.325019001
600668.SS	Zhejiang Jianfeng Group Co Ltd	#N/A	0.349807606	$120,363,140.07	0.334089637
600160.SS	Zhejiang Ju Hua Co Ltd	Produce Fl material and the subsequence products, basic chemical material and its subsequence products and fertilize	0.615911249	$342,939,383.34	0.297201912
600216.SS	Zhejiang Medicine Co Ltd	Research, develop, produce and sell chemistry material medicine and its preparation products	0.570935985	$256,955,449.50	0.424219322
600120.SS	Zhejiang Orient Holdings Co Ltd	Import & Export of Cotton Fabrics, Wool Fabrics, Home-use Textile Fabrics and Clothes; Sale of General Merchandise, Textile Materials, Ironware, Art Craft Chemical Products, Electronic Equipment, Touring Service, Real Estate Operation.	0.289840588	$146,506,722.96	0.436976344
600796.SS	Zhejiang Qianjiang Biochemical Co Ltd	Manufacture and Sales of Biochemical Pesticide, Citric Acid, Red Mildew Manufacture and Technology Service	0.953225726	$200,912,082.09	0.24120707
600840.SS	Zhejiang Xinhu Venture Investment Co Ltd	Hi-tech Industry Investment, Development on internet and Software, Sale of Computer and Parts, Building Materials, Machinery, Petrochemicals, Textiles, Business Management Consultation Service, Real Estate Broker, Import and Export, etc.	0.784568487	$109,644,546.85	0.33541153
600261.SS	Zhejiang Yankon Group Co Ltd	Development, Manufacture and Sale of Lighting Electric Appliance, Instrument Equipment, Sale of Raw Materials of Lighting Electric Appliance and Electric Equipment, Import and Export Business, etc.	1.742791465	$214,642,196.79	0.312246763
600704.SS	Zhejiang Zhongda Group Co Ltd	Import and Export Trade, Sales of Import Goods, Real Estate Development, Electronic Equipment, Chemical Products	0.377292489	$141,391,140.54	0.31154431
600121.SS	Zhengzhou Coal Industry & Electric Power Co Ltd	Produce & Sale of Coal; Power Generation Installation of Electrical Power Equipment and so on.	0.514716906	$323,828,994.05	0.346749472
600066.SS	Zhengzhou Yutong Bus Co Ltd	#N/A	1.155614412	$308,099,675.80	0.260183887
600208.SS	Zhongbao Kekong Investment Co Ltd	#N/A	0.301084404	$94,167,246.28	0.394984004
600787.SS	Zhongchu Development Stock Co Ltd	#N/A	0.524711409	$325,676,713.36	0.370579123
				$73,175,225,937.46